As filed with the Securities and Exchange Commission on  March 19,

1998
                                        Securities Act File No. 33-27352
                                Investment Company Act File No. 811-5780

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                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        --

                  Pre-Effective Amendment No.


                  Post-Effective Amendment No.     23                    X
                                               -------                  --


REGISTRATION STATEMENT UNDER THE INVESTMENT
                  COMPANY ACT OF 1940                                    X


                  Amendment No.   26



                            ENDEAVOR SERIES TRUST
             (Exact Name of Registrant as Specified in Charter)

                     2101 East Coast Highway, Suite 300
                      Corona del Mar, California 92625
                    ------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Are Code: (800) 854-8393
     ------------------------------------------------------------------

                         Vincent J. McGuinness, Jr.
                          -------------------------
                                  President
                            Endeavor Series Trust
    2101 East Coast Highway, Suite 300, Corona del Mar, California 92625
    --------------------------------------------------------------------
                   (Name and Address of Agent for Service)
                   ---------------------------------------

                                 Copies to:
                           Robert N. Hickey, Esq.
                          Sullivan & Worcester LLP
            1025 Connecticut Avenue, N.W. Washington, D.C. 20036
           ------------------------------------------------------

It is proposed that this filing will become effective:


         immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b)
         60 days after  filing  pursuant to paragraph (a)(1)
         on ____________ pursuant to paragraph (a)(1)
 X       75 days after  filing  pursuant  to  paragraph  (a)(2)
         on  ____________  pursuant to paragraph (a)(2) of Rule 485

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-----------------------------------------


The Registrant hereby declares its intention to register an indefinite number of shares of beneficial interest of its



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Endeavor High Yield Portfolio. The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio), Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio), T. Rowe
Price  International  Stock  Portfolio  (formerly,   Global  Growth  Portfolio),
Endeavor Value Equity Portfolio (formerly, Value Equity Portfolio), Dreyfus Small Cap Value Portfolio (formerly, Quest for Value Small Cap Portfolio),
Dreyfus  U.S.  Government   Securities  Portfolio  (formerly,   U.S.  Government
Securities  Portfolio),  T. Rowe Price Equity  Income  Portfolio,  T. Rowe Price
Growth  Stock  Portfolio,   Endeavor   Opportunity  Value  Portfolio  (formerly,
Opportunity Value Portfolio), Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio) and Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, (the "1940 Act"). Registrant's Rule 24f-2 Notice, on behalf of its Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio and Endeavor Enhanced Index Portfolio for the fiscal year ended December 31, 1997 is expected to be filed on or about March 31, 1998. The Registrant did not sell shares of beneficial interest for its Endeavor Select 50 Portfolio during the fiscal year ended December 31, 1997 pursuant to such declaration and, therefore, did not file a Rule 24f-2 Notice for the fiscal year ended December 31, 1997 pursuant to Rule 24f-2(b) of the 1940 Act.



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                                             ENDEAVOR SERIES TRUST

                                             Cross Reference Sheet

                                            Pursuant to Rule 495(a)


Part A

Item          Registration Statement
 No.                Caption                                   Caption in Prospectus

 1.           Cover Page                                      Cover Page

 2.           Synopsis                                        Not Applicable

 3.           Condensed Financial
              Information                                     Financial Highlights

 4.           General Description
              of Registrant                                   Cover Page; The Fund;
                                                              Investment Objectives and
                                                              Policies

 5.           Management of the Fund                          The Fund; Management of
                                                              the Fund; Additional
                                                              Information

5A.           Management's Discussion
              of Fund Performance                             Not Applicable

 6.           Capital Stock and Other
              Securities                                      The Fund; Dividends,
                                                              Distributions and Taxes;
                                                              Organization and
                                                              Capitalization of the
                                                              Fund; Additional
                                                              Information

 7.           Purchase of Securities
              Being Offered                                   Sale and Redemption of
                                                              Shares

 8.           Redemption or Repurchase                        Sale and Redemption of
                                                              Shares

 9.           Pending Legal Proceedings                       Not Applicable

PART B


Item          Registration Statement                          Caption in Statement
 No.                 Caption                                  of Additional Information







10.           Cover Page                                      Cover Page

11.           Table of Contents                               Table of Contents

12.           General Information and
              History                                         Organization and
                                                              Capitalization of the Fund

13.           Investment Objectives and
              Policies                                        Investment Objectives and
                                                              Policies

14.           Management of the Fund                          Management of the Fund

15.           Control Persons and
              Principal Holders of
              Securities                                      Management of the Fund

16.           Investment Advisory and
              Other Services                                  Management of the Fund

17.           Brokerage Allocation and
              Other Practices                                 Portfolio Transactions


18.           Capital Stock and Other
              Securities                                      Organization and
                                                              Capitalization of the Fund

19.           Purchase, Redemption and
              Pricing of Securities
              Being Offered                                   Net Asset Value;
                                                              Redemption of Shares

20.           Tax Status                                      Taxes

21.           Underwriters                                    Management of the Fund

22.           Calculation of
              Performance Data                                Performance Information

23.           Financial Statements                            Financial Statements

PART C

                  The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.



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                                               ENDEAVOR SERIES TRUST


         Part A: The Prospectus to be dated May 1, 1998 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the Securities and Exchange Commission (the "SEC") on February 27, 1998 as Accession #0000908737-98-000222.

         Part B: The Statement of Additional Information to be dated May 1, 1998 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC on February 27, 1998 as Accession #0000908737-98-000222.





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Prospectus



                                             ENDEAVOR(sm) SERIES TRUST


         Endeavor Series Trust (the "Fund") is a diversified, open-end management investment company that offers a selection of managed investment portfolios, each with its own investment objective designed to meet different investment goals. There can be no assurance that these investment objectives will be achieved.


         This Prospectus describes the Endeavor High Yield Portfolio offered by the Fund (the "Portfolio").



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


         The Portfolio invests predominantly in lower rated bonds, commonly referred to as "junk bonds." Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Investors should carefully assess the risks associated with an investment in this Portfolio. See "Investment Objective and Policies - Risk Factors Relating To Investing in High Yield Securities."

         This Prospectus sets forth concisely the information about the Fund and the Portfolios that a prospective investor should know before investing. Please read the Prospectus and retain it for future reference. Additional information contained in a Statement of Additional Information also dated May 1, 1998, as amended ___________, 1998 has been filed with the Securities and



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Exchange  Commission (the "SEC") and is available upon request without charge by writing or calling the Fund at the address or telephone number set forth on the back cover of this Prospectus. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund. The Statement of Additional Information is incorporated by reference into this Prospectus.


The date of this Prospectus is _____________, 1998.


Endeavor(sm) is a registered service mark of Endeavor Management Co.

                                                     THE FUND


         Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objective and policies. The Fund currently issues shares of twelve portfolios, one of which is described in this Prospectus. The Trustees of the Fund may establish additional portfolios at any time.

         Shares of the Portfolio are issued and redeemed at their net asset value without a sales load and currently are offered only to various separate accounts of PFL Life Insurance Company and certain of its affiliates ("PFL") to fund various insurance contracts, including variable life insurance policies (whether scheduled premium, flexible premium or single premium policies) or variable annuity contracts. These insurance contracts are hereinafter referred to as the "Contracts." The rights of PFL as the record holder for a separate account of shares of the Portfolio are different from the rights of the owner of a Contract. The terms "shareholder" or "shareholders" in this Prospectus refer to PFL and not to any Contract owner.


         The structure of the Fund permits Contract owners, within the limitations described in the appropriate Contract, to allocate the amounts held by PFL under the Contracts for investment in the various portfolios of the Fund. See the prospectus and other material accompanying this Prospectus for a description of the Contracts, which portfolios of the Fund are available to Contract owners, and the relationship between increases or decreases in the net asset value of shares of the portfolios (and any dividends and distributions on such shares) and the benefits provided under the Contracts.


         It is conceivable that in the future it may be disadvantageous for scheduled premium variable life insurance separate accounts, flexible and single premium variable life insurance separate accounts, and variable annuity separate accounts to invest simultaneously in the Fund due to tax or other considerations. The Trustees of the Fund intend to monitor events for the existence of any irreconcilable material conflict between or among such accounts, and PFL will take whatever remedial action may be necessary.


Investment  Objective




The investment objective of the Portfolio is to seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities some of which may involve equity features.

                                               FINANCIAL HIGHLIGHTS


         The offering of shares of the Portfolio is expected to commence on or about the date of this Prospectus. Accordingly, no financial highlight data is available for shares of the Portfolio.

                              INVESTMENT OBJECTIVE AND POLICIES



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         The following is a brief  description of the investment  objectives and policies of the Portfolio. The investment objective and the policies of the Portfolio other than those listed under the caption "Investment Restrictions" in the Statement of Additional Information are not fundamental policies and may be changed by the Trustees of the Fund without the approval of shareholders. Certain portfolio investments and techniques discussed below are described in
greater  detail  in  the  Statement  of  Additional  Information.   Due  to  the
uncertainty inherent in all investments, there can be no assurance that the




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Portfolio will be able to achieve its investment objective.

         The investment objective of the Portfolio is to seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Capital growth, if any, is a consideration incidental to the objective of the Portfolio of high current income.

         Fixed income securities offering the high current income sought by the Portfolio normally include those fixed income securities which offer a current yield above that generally available on debt securities in the three highest rating categories of the recognized rating agencies (commonly known as "junk bonds" if rated below the four highest categories of nationally recognized statistical ratings organizations ("NRSROs")). The Portfolio may invest up to 100% of its net assets in such securities. For a description of these rating categories, see the Appendix to the Statement of Additional Information. However, since available yields and yield differentials vary over time, no specific level of income or yield differential can ever be assured. Investors should carefully review the section below entitled "Risk Factors Relating To Investing in High Yield Securities."

         Fixed income securities include preferred and preference stocks and all types of debt obligations of both domestic and foreign issuers, such as bonds, debentures, notes, equipment lease certificates, equipment trust certificates (including interests in trusts or other entities representing such obligations), conditional sales contracts, commercial paper and obligations issued or guaranteed by the U.S. government, any foreign government or any of their respective political subdivisions, agencies or instrumentalities (including obligations, such as repurchase agreements, secured by such instruments).

         Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer; participations based on revenues, sales or profits; or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit). Under normal conditions,



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not more  than 25% of the value of the total  assets  of the  Portfolio  will be invested in equity securities, including common stocks, warrants and rights.

         Consistent with its investment objective and policies described above, the Fund may also invest up to 50% (and generally expects to invest between 0% and 20%) of its total assets in foreign securities which are not traded on a U.S. securities exchange. Foreign securities may include securities of issuers whose principal activities are located in emerging market countries. The Portfolio has authority to invest up to 25% of its total assets in securities issued or guaranteed by foreign governments or their agencies or instrumentalities. See "Foreign Investment Risks" and "Emerging Market Risks" below.

         The Portfolio may invest up to 40% of the value of its total assets in each of the electric utility and telephone industries, but will not invest more than 25% in either of those industries unless yields available for four consecutive weeks in the four highest rating categories on new issue bonds in such industry (issue size of $50 million or more) have averaged in excess of 105% of yields of new issue long-term industrial bonds similarly rated (issue size of $50 million or more) and, in the opinion of the Adviser (as defined below), the relative return available from the electric utility or telephone industry and the relative risk, marketability, quality and availability of securities of such industry justifies such an investment.

         When and if available, fixed income securities may be purchased at a discount from face value. However, the Portfolio does not intend to hold such securities to maturity for the purpose of achieving potential capital gains, unless current yields on these securities remain attractive. From time to time the Portfolio may purchase securities not paying interest at the time acquired if, in the opinion of the Adviser, such securities have the potential for future income or capital appreciation.

         Among other types of securities, the Portfolio may invest in the following:

         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds. Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.


         Mortgage-Backed Securities. The mortgage-backed securities in which the Portfolio invests represent participation interests in pools of mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. government. However, the guarantee of these types of securities runs only to the principal and interest payments and not to the market value of such securities. In addition, the guarantee only runs to the portfolio securities held by the Portfolio and not the purchase of shares of the Portfolio.

         Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Mortgage-backed securities provide for monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Principal prepayments result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages.

         The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans, which is


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computed  on the basis of the  maturities  of the  underlying  instruments.  The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. For pools of fixed rate 30-year mortgages, it has been common practice to assume that prepayments will result in a 12-year average life. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Portfolio to differ from the yield calculated on the basis of the average life of the pool. In addition, if any of these mortgage-backed securities are purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Portfolio.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. Reinvestment by the Portfolio of scheduled principal payments and unscheduled prepayments may occur at higher or lower rates than the original investment, thus affecting the yield of the Portfolio. Monthly interest payments received by the Portfolio have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to the prepayment feature.

         Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z- Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within


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certain limits,  that specified  amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes.


     Stripped Mortgage-Backed Securities. Stripped mortgage- backed securities ("SMBS") in which the Portfolio invests are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Portfolio will only invest in SMBS whose mortgage assets are guaranteed by agencies or instrumentalities of the U.S. government.


         A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.



         Non-Mortgage Asset-Backed Securities. Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.


         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.



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         The   purchase   of   non-mortgage   asset-backed   securities   raises
considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset backed securities, credit card receivables are unsecured obligations of the card holder.



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Loans and  Other  Direct  Indebtedness.  By  purchasing  a loan,  the  Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         Money Market Securities. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include: obligations of the U.S. government and its agencies and instrumentalities; other debt securities; commercial paper; bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements.

         Risk Factors Relating to Investing in High Yield Securities. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react to movements in the general level of interest rates primarily. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates, but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Fluctuations in the value of the Portfolio's investments will be reflected in the Portfolio's net asset value per share. The Adviser to the Portfolio considers both credit risk and market risk in making investment decisions for the Portfolio. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

         The high yield market is still relatively new and its recent growth parallels a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

         Prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Portfolio's net asset value and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities. For example, federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in high yield bonds and limiting the deductibility of interest by certain corporate issuers of high yield bonds adversely affected the market in recent years.

         Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

         Foreign Investment Risks

         Foreign investments involve certain risks that are not present in domestic securities. Because the Portfolio intends to purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Portfolio's assets and the Portfolio's income. In addition, although a portion of the Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Portfolio's income has been earned and computed in U.S. dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

         The values of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolio will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the values of foreign fixed income investments will fluctuate in response to changes in U.S. and foreign interest rates.

         There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Portfolio. In less liquid and well developed stock markets, such as those in some Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.

         Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.


         Emerging Market Risks

         Investments in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) volatile social, political and economic conditions; (ii) the small size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(iii) the existence of national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be


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slowed or reversed by unanticipated political or social events in such countries.

         Certain emerging market countries have histories of instability and upheaval (e.g., Latin America) and internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Any such actions, (for example, nationalizing an industry or company), could have a severe and adverse effect on security prices and impair the Portfolio's ability to repatriate capital or income. The Portfolio's Adviser will not invest the Portfolio's assets in countries where it believes such events are likely to occur.

         Income received by the Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Portfolio's Adviser will attempt to minimize such taxes by timing of transactions and other strategies, but there can be no assurance that such efforts will be successful. Any such taxes paid by the Portfolio will reduce its net income available for distribution to shareholders.

         The Portfolio may employ certain investment strategies which are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

Investment Strategies


         In addition to making investments directly in securities, the Portfolio may write covered call and put options and hedge its investments by purchasing options and engaging in transactions in futures contracts and related options. The Portfolio may engage in foreign currency exchange transactions to protect against changes in future exchange rates , invest in American Depositary Receipts, enter into repurchase agreements, make forward commitments to purchase securities, lend its portfolio securities and borrow funds under certain limited circumstances.


     The investment strategies referred to above and the risks related to them are summarized below and certain of these strategies are described in more detail in the Statement of Additional Information.

         Options and Futures Transactions. The Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, the Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options on securities and any index of securities in which the Portfolio may invest, including municipal bond indices and any other indices of fixed income securities that may become available for trading and the purchase and sale of futures contracts and related options. The Portfolio may also purchase and sell futures contracts and options on futures contracts for non-hedging purposes, subject to applicable law, which involves greater risk and could result in losses which are not offset by gains or other portfolio assets.

         The Adviser to the Portfolio may enter into interest rate futures contracts and write and purchase put and call options on such futures contracts. The Portfolio may purchase and sell interest rate futures contracts as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Futures contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.


         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering


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into a futures  contract for the sale of securities has an effect similar to the actual sale of securities, although the sale of the futures contracts might be accomplished more easily and quickly. For example, if the Portfolio holds long-term debt securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If interest rates increased and the value of the Portfolio's securities declined,
the  value  of  the  Portfolio's  futures  contracts  would  increase,   thereby
protecting the Portfolio by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize.

         The Portfolio also may purchase and sell listed put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by liquid assets representing the difference between the current market price of the futures contract and the exercise price of the option.

         The Portfolio may purchase put options on interest rate futures contracts in lieu of, and for the same purpose as, sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities. The purchase of call options on interest rate futures contracts is intended to serve the same purpose as the actual purchase of the futures contract, and the Portfolio will set aside liquid assets sufficient to purchase the amount of portfolio securities represented by the underlying futures contracts.

The Portfolio's Adviser generally expects that options and futures transactions for the Portfolio will be conducted on securities and other exchanges. In certain instances, however, the Portfolio may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. The Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio. There can be no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the prices of the securities that are being hedged. Expenses and losses incurred as a result of these hedging strategies will reduce the Portfolio's current return. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by the Portfolio.

         Foreign Currency Transactions. The Portfolio may purchase foreign currency on a spot (or cash) basis, enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"), purchase and sell foreign currency futures contracts, and purchase exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. The Adviser to the Portfolio may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         Hedging transactions involve costs and may result in losses. The Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. The Portfolio will engage in over-the-counter transactions only when appropriate exchange traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. The Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.


         Interest Rate Transactions. In order to attempt to protect the value of its portfolio from interest rate fluctuations, the Portfolio may enter into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio expects to enter into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as a hedge and not as a speculative investment. The Portfolio will not sell interest rate caps or floors that it does not own.

         The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Adviser to the Portfolio and the Fund believe such obligations do not constitute senior securities and accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions. The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian.

If there is a default by the other party to such a securities transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

         Dollar Roll Transactions. The Portfolio may enter into dollar roll transactions with selected banks and broker-dealers. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held, and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act .

         Indexed Securities. The Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Reverse Repurchase Agreements. The Portfolio is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. For the purposes of the 1940 Act it is considered a form of borrowing by the Portfolio and, therefore, is a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Borrowings. The Portfolio may borrow from banks to take advantage of investment opportunities and for temporary or emergency purposes and enter into reverse repurchase agreements in an amount equal to up to 33 1/3% of the value of its total assets (computed at the time the loan is made). The Portfolio may also engage in dollar roll transactions.

         Depositary Receipts. The Portfolio may invest in American Depositary Receipts ("ADRs") which are receipts typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Because ADRs trade on U.S. securities exchanges, the Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

         Repurchase Agreements. The Portfolio may enter into repurchase agreements with a bank, broker-dealer or other financial institution as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which the Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by the Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. The Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

         Forward Commitments. The Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or liquid assets in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price.


         Securities Loans. The Portfolio may seek to obtain additional income by making secured loans of its portfolio securities with a value up to 33 1/3% of its total assets. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or liquid assets at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of liquid assets or receives a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.




         Fixed-Income Securities - Downgrades. If any security invested in by the Portfolio loses its rating or has its rating reduced after the Portfolio has purchased it, unless required by law, the Portfolio is not required to sell or otherwise dispose of the security, but may consider doing so.

         Illiquid Securities.   The Portfolio may invest up to
15%
 of its net assets in illiquid
securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Fund's Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolio's Adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. The inability of the Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' Advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, the Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

                                              MANAGEMENT OF THE FUND


         The Trustees and officers of the Fund provide broad supervision over the business and affairs of the Portfolio and the Fund.


The Manager

         The Fund is managed by Endeavor Investment Advisers ("the Manager") which, subject to the supervision and direction of the Trustees of the Fund, has overall responsibility for the general management and administration of the Fund. The Manager is a general partnership of which Endeavor Management Co. is the managing partner. Endeavor Management Co., by whose employees all management services performed under the management agreement are rendered to the Fund, holds a 50.01% interest in the Manager and AUSA Financial Markets, Inc., an affiliate of PFL, holds the remaining 49.99% interest therein. Vincent J. McGuinness, a

Trustee of the Fund, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman, Chief Executive Officer and President of Endeavor Management Co.


         The Manager is responsible for providing investment management and administrative services to the Fund and in the exercise of such responsibility selects an investment adviser for each of the Fund's portfolios (the "Adviser") and monitors the Adviser's investment program and results, reviews brokerage matters, oversees compliance by the Fund with various federal and state statutes, and carries out the directives of the Trustees. The Manager is responsible for providing the Fund with office space, office equipment, and personnel necessary to operate and administer the Fund's business, and also supervises the provision of services by third parties such as the Fund's custodian and transfer agent. Pursuant to an administration agreement, First Data Investor Services Group, Inc. ("Investor Services Group") assists the Manager in the performance of its administrative responsibilities to the Fund.

         As compensation for these management services the Fund pays the Manager a monthly fee based on the annual rate of .775% of the Portfolio's average daily net assets . The management fee, although higher than the fees paid by most other investment companies in general, is believed to be comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fee, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of the Portfolio.

         For all portfolios of the Fund commencing operations prior to January 28, 1998, the Manager pays the fees and expenses of Investor Services Group pursuant to the administrative agreement. For the Portfolio the Manager is entitled to be reimbursed for the Portfolio's portion of the fees and expenses paid by the Manager to Investor Services Group with respect to the Portfolio. For the Portfolio, the Manager will pay Investor Services Group for the Portfolio, which payment will be reimbursed by the Portfolio, an annual fee equal to $30,000 plus 0.01% of the Portfolio's average daily net assets. These fees are accrued daily and paid monthly.

         In addition to the management fees and allocable administrative fees, the Fund pays all expenses not assumed by the Manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not interested persons of the Fund, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Fund expenses are allocated among and charged to the assets of the portfolios of the Fund on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each portfolio or the nature of the services performed and relative applicability to each portfolio. The Manager has agreed to limit the Portfolio's total operating expenses to an annual rate of 1.30% of the Portfolio's average daily net assets.

  The Adviser

     Pursuant to an investment advisory agreement with the Manager, the Adviser to the Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by the Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays the Adviser a fee based on a percentage of the average daily net assets of the Portfolio. The Adviser may place portfolio securities transactions with broker-dealers who furnish it with certain services of value in advising the Portfolio and other clients. In so doing, the Adviser may cause the Portfolio to pay greater brokerage commissions than it might otherwise pay. In seeking the most favorable price and execution available, the Adviser may, if permitted by law, consider sales of the Contracts as a factor in the selection of broker-dealers.

See the Statement of Additional Information for a further discussion of Portfolio trading.

         Massachusetts Financial Services Company ("MFS") is the Adviser to the Portfolio. As compensation for its services as investment adviser, the Manager pays

MFS a monthly fee at the annual rate of .375% of the average daily net assets of the Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

         Robert J. Manning, a Senior Vice President of MFS, is the portfolio manager for the Portfolio. Mr. Manning has been a portfolio manager with MFS since 1984 and since 1994 has managed the MFS High Income Fund.

         As of January 30, 1998, MFS and its institutional advisory affiliates had approximately $72 billion in assets under management on behalf of approximately 2.8 million investor accounts, of which approximately $20.8 billion consisted of assets in fixed income funds.


Brokerage Enhancement Plan


         The Board of Trustees of the Fund, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, the Manager or Endeavor Group (the "Distributor") (hereinafter referred to as "Independent Trustees"), have voted to adopt a Brokerage Enhancement Plan (the "Plan") for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Neither the Fund nor any series of the Fund, including the Portfolio, would incur any new fees or charges. As part of the Plan, the Fund and the Distributor would enter into a Distribution Agreement. Under the Distribution Agreement, the Distributor would become the principal underwriter of the Fund, with responsibility for promoting sales of the shares of each series.

         The Distributor, however, would not receive any additional compensation from the Fund for performing this function. Instead, under the Plan, the Manager would be authorized to direct that the adviser of each series effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to the Distributor, as an introducing broker. The Distributor will use a small part of these directed commissions to defray incidental costs associated with becoming and acting as an introducing broker. The remainder of the commissions received by the Distributor will be used to finance activities principally intended to result in the sale of shares of the series. It is anticipated that these activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell Contracts; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the Contracts to the Fund; printing and mailing Fund prospectuses, statements of additional information, and shareholder reports for existing and prospective Contract holders; and creating and mailing advertising and sales literature.

         The Distributor will be obligated to use all of the funds directed to it for distribution expenses, expect for a small amount to be used to defray the incidental costs associated with becoming and acting as an introducing broker-dealer. Accordingly, the Distributor will not make any profit from the operation of the Plan.


         Both the Plan and the Distribution Agreement provide (A) that they will be subject to annual approval by the Trustees and the Independent Trustees; (B) that any person authorized to make payments under the Plan or Distribution Agreement must provide the Trustees a quarterly written report of payments made and the purpose of the payments; (C) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees; (D) that the Distribution Agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or, as to a series, by vote of a majority of the outstanding securities of a series on not more than 60 days' written notice; and
(E) that the Distribution Agreement terminates if it is assigned. The Plan may not be amended to increase materially the amount to be spend for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees. In addition, the selection and nomination of the Independent Trustees must be committed to the Independent Trustees.

         PFL, as the initial shareholder of the Portfolio, has approved the Plan and the shareholders of the Fund's other series approved the Plan at a shareholders' meeting held on February 23, 1998.


                                        DIVIDENDS, DISTRIBUTIONS AND TAXES


         The Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code. By so qualifying, the Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to shareholders.

         It is the intention of the Portfolio to distribute substantially all its net investment income. Although the Trustees of the Fund may decide to declare dividends at other intervals, dividends from investment income of the Portfolio are expected to be declared annually and will be distributed to the various separate accounts of PFL and not to Contract owners in the form of additional full and fractional shares of the Portfolio and not in cash. The result is that the investment performance of the Portfolio, including the effect of dividends, is reflected in the cash value of the Contracts. See the prospectus for the Contracts accompanying this Prospectus.

         All net realized long- or short-term capital gains of the Portfolio, if any, will be declared and distributed at least annually either during or after the close of the Portfolio's fiscal year and will be reinvested in additional full and fractional shares of the Portfolio. In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Fund intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.




         For a discussion of the impact on Contract owners of income taxes PFL may owe as a result of (i) its ownership of shares of the Portfolio, (ii) its receipt of dividends and distributions thereon, and (iii) its gains from the purchase and sale thereof, reference should be made to the prospectus for the Contracts accompanying this Prospectus.

                                           SALE AND REDEMPTION OF SHARES


         The Fund continuously offers shares of the Portfolio only to separate accounts of PFL, but may at any time offer shares to a separate account of any other insurer approved by the Trustees.




         AFSG Securities Corporation ("AFSG Securities"), an affiliate of PFL, is the principal underwriter and distributor of the Contracts. AFSG Securities places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, loan repayments, and benefit payments to be effected on a given date pursuant to the terms of the Contracts. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., New York City time), on that same date.


         Endeavor Group, an affiliate of the Manager, whose office is located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625, serves as the Distributor for the Fund.


         The net asset value of the shares of the Portfolio for the purpose of pricing orders for the purchase and redemption of shares is determined as of the close of the New York Stock Exchange, Monday through Friday, exclusive of national business holidays. Net asset value per share is computed by dividing the value of all assets of the Portfolio (including accrued interest and dividends), less all liabilities of the Portfolio (including accrued expenses and dividends payable), by the number of outstanding shares of the Portfolio. The assets of the Portfolio are valued on the basis of their market values or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Fund's Board of Trustees including the employment of an independent pricing service, as described in the Statement of Additional Information.

         Shares of the Portfolio may be redeemed on any day on which the Fund is open for business.

                                              PERFORMANCE INFORMATION


         From time to time, the Fund may advertise the "average annual or cumulative total return" of the Portfolio or its "yield" and "effective yield" and may compare the performance of the Portfolio with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of the Portfolio refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Portfolio at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges other than charges and deductions which are, or may be, imposed under the Contracts. Figures will be given for the recent one, five and ten year periods and for the life of the Portfolio if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that the Portfolio's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in the Portfolio for a specified period (again reflecting changes in Portfolio share prices and assuming reinvestment of Portfolio distributions). The Portfolio may advertise its 30-day yield. Such yield refers to the income that is generated over a stated 30-day (or one month) period (which period will be stated in the advertisement), divided by the net asset value per share on the last day of the period. The income is annualized by assuming that the income during the 30-day period remains the same each month over one year and compounded semi-annually. The methods used to calculate "average annual and cumulative total return" and "yield" are described further in the Statement of Additional
Information.


         The performance of the Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, the Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Prior Performance of Comparable  Fund

MFS is the investment adviser of the MFS High Income Fund, a series of a registered open-end investment company whose shares are sold to the public. The MFS High Income Fund is substantially similar to the Portfolio in that it has the same investment objective as the Portfolio and is managed by the same investment personnel using the same investment strategies and techniques as contemplated for the Portfolio.

         As of December 31, 1997 and as of the date of this Prospectus the Portfolio had not commenced operations. Set forth below is certain performance information regarding the MFS High Income Fund which has been obtained from MFS. Management fees paid by the MFS High Income Fund are less than the fees to be paid by the Portfolio. If the same level of fees had been charged, the average annual return during the periods would have been lower. Investors should not rely on the following financial information as an indication of the future performance of the Portfolio.


                 Average Annual Total Return of Comparable Fund (1)



                                                 For the                                          For the
                                                 Five Years              For the Ten              Period from
                                                 Ended                   Years Ended              Inception to
                                                 December                December                 December 31,
                                For              31, 1997                31, 1997                 1997 (2)
                                                 ----------              -----------              --------
                         the Year
                         Ended
                         December
                         --



                         31, 1997

MFS High                                         11.59%                  10.70%                   11.46%
Income


   Fund                  12.86%


------------------


(1) Reflects waiver of all or a portion of the advisory fees and reimbursements of other expenses. Without such waivers and reimbursements, the average annual total return during the periods would have been lower.


(2) The MFS High Income Fund commenced operations on December 15, 1977.


                                             ------------------------

         The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholder accounts. The above tables do not reflect charges and deductions which are, or may be, imposed under the Contracts. For a description of such charges and deductions, see the prospectus accompanying this Prospectus which describes the Contracts.


                                    ORGANIZATION AND CAPITALIZATION OF THE FUND


         The Fund was established in November 1988 as a business trust under Massachusetts law. The Fund has authorized an unlimited number of shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series. Shares of the Fund are presently divided into twelve series of shares, one for each of the Fund's twelve portfolios, including the Portfolio offered by this Prospectus. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and in liquidation are entitled to receive the net assets of their respective portfolios, but not the net assets of the other portfolios.


         Fund shares are entitled to vote at any meeting of shareholders. The Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to a shareholder vote must be approved by each portfolio of the Fund separately except (i) when required by the 1940 Act, shares will be voted together as a single class and (ii) when the Trustees have determined that the matter does not affect all portfolios, then only shareholders of the affected portfolio will be entitled to vote on the matter.


         Owners of the Contracts have certain voting interests in respect of shares of the Portfolio. See "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for a description of the rights granted Contract owners to instruct voting of shares.


                                              ADDITIONAL INFORMATION

Transfer Agent and Custodian

         All cash and securities of the Fund are held by Boston Safe Deposit and Trust Company as custodian. Investor Services Group, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the Fund.

Independent Auditors

         Ernst  &  Young  LLP,   located  at  200  Clarendon   Street,   Boston,
Massachusetts, 02116, serves as the Fund's independent auditors.



         Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which this Prospectus forms a part, each such statement being qualified in all respects by such reference.

                                                             TABLE OF CONTENTS

                                                               Page



The Fund                                         ENDEAVOR SERIES TRUST
Financial Highlights
Investment  Objective and Policies           2101 East Coast Highway,
                                                  Suite 300
                                         Corona del Mar, California  92625
                                               (800) 854-8393

                                                   Manager

                                          Endeavor Investment Advisers
                                             2101 East Coast Highway
                                                    Suite 300
                                        Corona del Mar, California 92625

                                             Investment  Adviser




Investment Strategies
Management of the Fund
   The Manager                                     MFS Financial
   The          Adviser                         Services Company
   Brokerage Enhancement Plan

Dividends, Distributions and Taxes

Sale and Redemption of Shares
Performance Information
   Prior Performance of Comparable Fund
Organization and Capitalization
   of the Fund
Additional Information                         500 Boylston Street
   Transfer Agent and Custodian            Boston, Massachusetts  02116
   Independent Auditors
                                                    Custodian

                                           Boston Safe Deposit and Trust
                                                      Company
                                                 One Boston Place
                                           Boston, Massachusetts  02108




                            --------------

   No person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized.
This Prospectus does not constitute an
offering of any securities other than the registered securities to which it relates or an offer to any person in any state or jurisdiction of the United States or any country where such offer would be unlawful.

                           STATEMENT OF ADDITIONAL INFORMATION

                                 ENDEAVORSM SERIES TRUST


        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 1998, as amended ___________, 1998 for the Endeavor Money Market Portfolio (formerly, TCW Money Market Portfolio), the Endeavor Asset Allocation Portfolio (formerly, TCW Managed Asset Allocation Portfolio), the T. Rowe Price International Stock Portfolio (formerly, Global Growth Portfolio), the Endeavor Value Equity
Portfolio  (formerly,  Value  Equity  Portfolio),  the  Dreyfus  Small Cap Value
Portfolio (formerly, Value Small Cap Portfolio), the Dreyfus U.S. Government Securities Portfolio (formerly, U.S. Government Securities Portfolio), the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio, the Endeavor Opportunity Value Portfolio (formerly, Opportunity Value Portfolio), the Endeavor Enhanced Index Portfolio (formerly, Enhanced Index Portfolio) , the Endeavor Select 50 Portfolio (formerly, Select 50 Portfolio) and the Endeavor High Yield Portfolio of Endeavor Series Trust (the "Fund") (the "Prospectus"), which may be obtained by writing the Fund at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 or by telephoning (800) 854-8393. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.


        EndeavorSM is a registered service mark of Endeavor Management Co.

                                                              TABLE OF CONTENTS

                                                                        Page


Investment Objectives and Policies................           3
        Options and Futures Strategies...............                 3
        Foreign Currency Transactions................                 9
        Repurchase Agreements........................                 14
        Forward Commitments..........................        14
        Securities Loans.............................        14

Interest Rate Transactions...................          15
        Dollar Roll Transactions.....................           16
        Portfolio Turnover...........................           17
Investment Restrictions...........................              18
        Other Policies...............................           21
Performance Information...........................              23
        Total Return.................................           23
        Yield.......................................   26
        Non-Standardized Performance.................                    27
Portfolio Transactions............................           28
Management of the Fund............................              31
        Trustees and Officers........................           31
        The Manager..................................           37
        The Advisers.................................           39
Redemption of Shares..............................              44
Net Asset Value...................................     44
Taxes.............................................     47
Federal Income Taxes.........................          47
Organization and Capitalization of the Fund.......                       49
Legal Matters.....................................     51
Custodian.........................................     51
Financial Statements..............................              51
Appendix..........................................  A-1

                                   ----------------------

        No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.


        The date of this Statement of Additional Information is May 1, 1998, as amended ___________, 1998.

                           INVESTMENT OBJECTIVES AND POLICIES


     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus of the Fund. The Fund is managed by Endeavor Investment Advisers. The Manager has selected Morgan Stanley Asset Management Inc. as investment adviser for the Endeavor Money Market Portfolio and the Endeavor Asset Allocation Portfolio, Rowe Price-Fleming International, Inc. as investment adviser for the T. Rowe Price International Stock Portfolio, OpCap Advisors as investment adviser for the Endeavor Value Equity Portfolio and Endeavor Opportunity Value Portfolio, The Dreyfus Corporation as investment adviser for the Dreyfus U.S. Government Securities Portfolio and the Dreyfus Small Cap Value Portfolio, T. Rowe Price Associates, Inc. as investment adviser for the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio, J.P. Morgan Investment Management Inc. as investment adviser for the Endeavor Enhanced Index Portfolio , Montgomery Asset Management, LLC as investment adviser for the Endeavor Select 50 Portfolio and Massachusetts Financial Services Company as investment adviser for the Endeavor High Yield Portfolio.


Options and Futures Strategies (All Portfolios except Endeavor Money Market Portfolio)

        A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. A Portfolio may utilize options or futures contracts and related options for other than hedging purposes to the extent that the aggregate initial margins and premiums do not exceed 5% of the Portfolio's net asset value. The Advisers to the Dreyfus Small Cap Value Portfolio and the Endeavor Asset Allocation Portfolio do not presently intend to utilize options or futures contracts and related options but may do so in the future. The Adviser to the Endeavor Opportunity Value Portfolio does not currently intend to write covered put and call options or engage in transactions in futures contracts and related options, but may do so in the future. The Adviser to the Endeavor Select 50 Portfolio does not currently intend to write covered put and call options, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

        The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

     Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its Adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.


        A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Fund's custodian bank liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.


        A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

        A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

        Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

        A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

        No Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets.

        Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

        Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-The-Counter Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

        A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

        If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.


        Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.


        A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

        The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

        A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

        A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the United

States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are traded in London at the London International Financial Futures Exchange, in Paris, at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

        Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

        In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirement per contract is approximately 2% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

        Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio unless the transaction meets certain "bona fide hedging" criteria.

        Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its Adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. In certain instances, however, a Portfolio may purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

        The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.


Foreign Currency Transactions (Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock, Endeavor Opportunity Value, Endeavor Enhanced Index , Endeavor Select 50 and Endeavor High Yield Portfolios)


        Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

        A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

        A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a

Portfolio may purchase or sell foreign  currency  futures  contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

        The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

        It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

        Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

        Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

        Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations.

        Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

        At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

        Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

        Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

        The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

        There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

        Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Repurchase Agreements (All Portfolios)

        Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% (10% with respect to each of the Endeavor Money Market and Dreyfus U.S. Government Securities Portfolios) of its net assets in repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Fund's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Forward Commitments (All Portfolios)

        Each of the Portfolios may enter into forward commitments to purchase securities. An amount of cash or other liquid assets equal to the Portfolio's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Portfolio's obligation. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its Adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.

Securities Loans (All Portfolios)

        Each of the Portfolios may pay reasonable finders', administrative and custodial fees in connection with loans of its portfolio securities. Although voting rights or the right to consent accompanying loaned securities pass to the borrower, a Portfolio retains the right to call the loan at any time on reasonable notice, and will do so in order that the securities may be voted by the Portfolio with respect to matters materially affecting the investment. A Portfolio may also call a loan in order to sell the securities involved. Loans of portfolio securities will only be made to borrowers considered by a Portfolio's Adviser to be creditworthy under guidelines adopted by the Trustees of the Fund.


Interest Rate Transactions (Dreyfus U.S. Government Securities and Endeavor High Yield Portfolios)

        Among the strategic transactions into which the Dreyfus U.S. Government Securities and Endeavor High Yield Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

        A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Advisers to the Portfolios and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's Ratings Service, a division of McGraw - Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service Inc. ("Moody's") or has an equivalent rating from a nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the Adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

        With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

Dollar Roll Transactions (Dreyfus U.S. Government Securities and Endeavor High Yield Portfolios)

        The Dreyfus U.S. Government Securities and Endeavor High Yield Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

        A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Dreyfus U.S. Government Securities Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

        Dollar rolls are treated for purposes of the 1940 Act as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.


        The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


Portfolio Turnover

        While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios other than the Dreyfus U.S. Government Securities Portfolio, Dreyfus Small Cap Value Portfolio, Endeavor Select 50 Portfolio and the Endeavor Money Market Portfolio anticipate that portfolio turnover will generally not exceed 100% per year. The Adviser to the Endeavor Select 50 Portfolio anticipates that portfolio turnover will generally not exceed 150% per year. The Adviser to the Dreyfus U.S. Government Securities Portfolio anticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Adviser to the Dreyfus Small Cap Value Portfolio anticipates that the Portfolio's portfolio turnover rate will generally not exceed 175%. With respect to the Endeavor Money Market Portfolio, although the Portfolio intends normally to hold its investments to maturity, the short maturities of these investments are expected by the Portfolio's Adviser to result in a relatively high rate of portfolio turnover. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.

                            INVESTMENT RESTRICTIONS


        Except for restriction numbers 2, 3, 4, 11 and 12 with respect to the T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index , Endeavor Select 50 and Endeavor High Yield Portfolios and restriction number 11 with respect to the T. Rowe Price International Stock, Endeavor Asset Allocation and Dreyfus Small Cap Value Portfolios (which restrictions are not fundamental policies), the following investment restrictions (numbers 1 through 12) are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio, and apply to each of the Portfolios except as otherwise indicated. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

        A Portfolio may not:


  1. Borrow money or issue senior securities (as defined in the 1940 Act), provided that a Portfolio may borrow amounts not exceeding 5% of the value of its total assets (not including the amount borrowed) for temporary purposes; except that the Dreyfus U.S. Government Securities Portfolio may borrow from banks or through reverse repurchase agreements or dollar roll transactions in an amount equal to up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the T. Rowe Price Equity Income Portfolio, the T. Rowe Price Growth Stock Portfolio and T. Rowe Price International Stock Portfolio may (i) borrow for non- leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with each Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of each Portfolios's total assets (including the amount borrowed) less liabilities (other than borrowings) and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings; except that the Endeavor Opportunity Value Portfolio and the Endeavor Enhanced Index Portfolio may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes in amounts up to 10% of each Portfolio's total assets; except that the Endeavor Select 50 Portfolio may borrow money from banks for temporary or emergency purposes, or pursuant to reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets, provided that immediately after such borrowings there is asset coverage of at least 300% of all borrowings; and except that the Endeavor High Yield Portfolio may borrow money from banks to take advantage of investment opportunities and for temporary or emergency purposes or pursuant to reverse repurchase agreements in an amount up to 33 1/3% of the value of its total assets, provided that immediately after such borrowings there is asset coverage of at least 300% of all borrowings and the Endeavor High Yield Portfolio may engage in dollar rolls transactions.


  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings permitted by restriction 1 above. Collateral arrangements with respect to margin for futures contracts and options are not deemed to be pledges or other encumbrances for purposes of this restriction.

  3. Purchase securities on margin, except a Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions and may make margin deposits in connection with transactions in options, futures contracts and options on such contracts.

  4. Make short sales of securities or maintain a short position for the account of the Portfolio, unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible or exchangeable for securities of the same issue as, and in equal amounts to, the securities sold short.

  5. Underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.


  6. Purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Endeavor High Yield Portfolio may hold and sell real estate acquired as a result of the ownership of securities.


  7. Purchase or sell commodities or commodity contracts, except that all Portfolios other than the Endeavor Money Market Portfolio may purchase or sell financial futures contracts and related options. For purposes of this restriction, currency contracts or hybrid investments shall not be considered commodities.

  8. Make loans,  except by purchase of debt  obligations in which the Portfolio
may  invest  consistently  with  its  investment  policies,   by  entering  into
repurchase agreements or through the lending of its portfolio securities.

  9. Invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer or acquire more than 10% of the outstanding voting securities of any issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that up to 25% of the Portfolio's total assets (taken at current value) may be invested without regard to this limitation.

  10. Invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations, and in the case of the Endeavor Money Market Portfolio obligations of domestic branches of United States banks.

  11. Invest more than 15% (10% with respect to the Endeavor Money Market Portfolio and Dreyfus U.S. Government Securities Portfolio) of its net assets (taken at current value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days.

  12. Purchase securities of any issuer for the purpose of exercising control or management.

        All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and partially or completely as a result of such investment.

Other Policies

        The Endeavor Money Market Portfolio may not invest in the securities of any one issuer if, immediately after such investment, more than 5% of the total assets of the Portfolio (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities or to repurchase agreements secured by such obligations and that with respect to 25% of the Portfolio's total assets more than 5% may be invested in securities of any one issuer for three business days after the purchase thereof if the securities have been assigned the highest quality rating by NRSROs, or if not rated, have been determined to be of comparable quality. These limitations apply to time deposits, including certificates of deposit, bankers' acceptances, letters of credit and similar instruments; they do not apply to demand deposit accounts. For a description of the NRSROs' ratings, see the Appendix.

        In addition, the Endeavor Money Market Portfolio may not purchase any security that matures more than thirteen months (397 days) from the date of purchase or which has an implied maturity of more than thirteen months (397 days) except as provided in (1) below. For the purposes of satisfying this requirement, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made, except that:

  1. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 25 months (762 days) may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  2. A variable rate instrument, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months (397 days) or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

  3. A variable rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

  4. A floating rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

  5. A repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

  6. A portfolio lending agreement may be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

        Each of the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios may not invest more than 5% of the value of its total assets in warrants not listed on either the New York or American Stock Exchange. Each of the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios will not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Portfolio would be invested in warrants whether or not so listed. However, the acquisition of warrants attached to other securities is not subject to this restriction. Each of the T. Rowe Price Equity Income, T. Rowe Price Growth Stock, T. Rowe Price International Stock and Endeavor Select 50 Portfolios will not invest in warrants if, as a result thereof, the Portfolio will have more than 5% of the value of its total assets invested in warrants; provided that this restriction does not apply to warrants acquired as a result of the purchase of another security.

                       PERFORMANCE INFORMATION


        Total return and yield will be computed as described below.



Total Return

        Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                                                P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof)

     The table below shows the average annual total return for the Endeavor Asset Allocation, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios for the specific periods.

     With respect to the T. Rowe Price International Stock Portfolio which commenced operation April 8, 1991, effective January 1, 1995, the Portfolio's Adviser was changed to Rowe Price-Fleming International, Inc. ("Price-Fleming"). Prior to March 24, 1995, the Portfolio was known as the Global Growth Portfolio. Subsequent to such time, the Portfolio's investment objective was changed from investments in small capitalization companies on a global basis to investments in a broad range of established companies on an international basis (i.e., non-U.S. companies). Because of the change of the Portfolio's Adviser, performance information for the period from inception to December 31, 1995 is not presented. Such information is not reflective of Price-Fleming's ability to manage the Portfolio. Information with respect to the Portfolio's per share income and capital changes from inception through December 31, 1997 is set forth in the Prospectus. Average annual total return information for the period from inception to December 31, 1994 is available upon written request to the Fund.






                                                                                    For Period
                                   For the One              For the Five            From Incep-
                                   Year Period              Year Period             tion (1) to
                                   Ended December           Ended December          December 31,
                                   31, 1997                 31, 1997                1997

Endeavor Asset
   Allocation(2)......             20.14%/20.14%*           13.99%/13.99%*          13.79%/13.53%*
T. Rowe Price
   International
   Stock..............              2.54%/2.54%*                 N/A                10.14%/10.14%*
Endeavor Value
   Equity(3)..........             24.81%/24.81%*                N/A                19.03%/18.90%*
Dreyfus Small
   Cap Value(4).......             25.56%/25.56%*                N/A                15.74%/15.64%*
T. Rowe Price
   Equity Income(5)...             28.27%/28.27%*                N/A                26.21%/26.21%*
T. Rowe Price Growth
  Stock(5)............             28.57%/28.57%*                N/A                37.20%/37.20%*
Dreyfus U.S.
   Government
   Securities(6)......              9.15%/9.15%*                 N/A                7.03%/6.93%*
Endeavor Opportunity
   Value(7)...........              16.81%/16.81%*               N/A                15.55%/15.14%*
Endeavor Enhanced
   Index (8)..........             N/A                           N/A                22.90%/22.79%*

------------------------

* The figure shows what the Portfolio's performance would have been in the absence of fee waivers and/or reimbursement of other expenses, if any.

(1) With respect to T. Rowe Price International Stock Portfolio, period commenced on January 1, 1995.

(2) The Portfolio commenced operations on April 8, 1991.

(3) The Portfolio commenced operations on May 27, 1993.

(4) The Portfolio commenced operations on May 4, 1993.

(5) The Portfolio commenced operations on January 3, 1995.

(6) The Portfolio commenced operations on May 13, 1994.

(7) The Portfolio commenced operations on November 18, 1996.

(8) The Portfolio commenced operations on May 2, 1997.



         The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders accounts. The above table does not reflect charges and deductions which are, or may be, imposed under the Contracts.

         The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Yield


         From time to time, the Fund may quote the Endeavor Money Market Portfolio's , the Dreyfus U.S. Government Securities Portfolio's and the Endeavor High Yield Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.


         The annualized current yield for the Endeavor Money Market Portfolio is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Endeavor Money Market Portfolio may calculate a compound effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.


         The Dreyfus U.S. Government Securities Portfolio's and the Endeavor High Yield Portfolio's 30-day yield will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:


                                          YIELD = 2[(a-b+1)6-1]
                                                     cd

Where:   a =      dividends and interest earned during the period

         b =      expenses accrued for the period (net of reimbursement)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d =      the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios' investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

         In addition to the performance information described above, the Fund may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                              PORTFOLIO TRANSACTIONS

         Subject to the supervision and control of the Manager and the Trustees of the Fund, each Portfolio's Adviser is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. Each Portfolio's Adviser is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, an Adviser considers the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios or their Advisers with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. Each Portfolio's Adviser is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio by supplementing the Adviser's research. In seeking the most favorable price and execution available, an Adviser may, if permitted by law, consider sales of the Contracts as described in the Prospectus a factor in the selection of broker-dealers.

         An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

         The Adviser to the T. Rowe Price International Stock, T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios may execute portfolio transactions through certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited, persons indirectly related to the Adviser, acting as agent in accordance with procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account.

         The Advisers to the Endeavor Enhanced Index and Endeavor Select 50 Portfolios may execute portfolio transactions through certain of their affiliated brokers, acting as agent in accordance with the procedures established by the Fund's Board of Trustees, but will not purchase any securities from or sell any securities to such affiliate acting as principal for its own account.

         For the year ended December 31, 1995, the Endeavor Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the Endeavor Asset Allocation Portfolio paid $187,103 in brokerage commissions. For the year ended December 31, 1995, the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $395,753, $57,800, and $101,885, respectively, in brokerage commissions of which $33,338 (8.42%) and $15,101 (3.82%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, and Ord Minnett, respectively. For the fiscal period ended December 31, 1995, the

T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $18,059 and $39,447, respectively in brokerage commissions of which $536 (1.36%) and $507 (1.29%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Boston Safe Deposit and Trust Company and Jardine Fleming Group Limited, respectively.

         For the year ended December 31, 1996, the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the Endeavor Money Market Portfolio and the Endeavor Asset Allocation Portfolio paid $2,724 and $93,009 in brokerage commissions, respectively. For the year ended December 31, 1996, the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $136,536, $90,589 and $398,554, respectively, in brokerage commissions of which $4,462 (3.27%) and $2,908 (2.13%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings Limited and Jardine Fleming Group Limited, and Ord Minnett, respectively. For the year ended December 31, 1996, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $55,261 and $69,409, respectively, in brokerage commissions of which $3,037 (4.38%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited. For the fiscal period ended December 31, 1996, the Endeavor Opportunity Value Portfolio paid $291 in brokerage commissions.

         For the year ended December 31, 1997, the Endeavor Money Market Portfolio and the Dreyfus U.S. Government Securities Portfolio did not pay any brokerage commissions, while the Endeavor Asset Allocation Portfolio paid $214,145 in brokerage commissions. For the year ended December 31, 1997, the T. Rowe Price International Stock Portfolio, the Endeavor Value Equity Portfolio and the Dreyfus Small Cap Value Portfolio paid $205,850, $75,870 and $525,982, respectively, in brokerage commissions of which $14,665 (7.13%) and $608 (.30%) with respect to the T. Rowe Price International Stock Portfolio was paid to Robert Fleming Holdings and Jardine Fleming Group Limited, and Ord Minnett, respectively. For the year ended December 31, 1997, the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio paid $117,830 and $87,464, respectively, in brokerage commissions of which $74 (.06%) with respect to the T. Rowe Price Equity Income Portfolio was paid to Robert Flemings Holdings Limited and $2,663 (3.04%) with respect to the T. Rowe Price Growth Stock Portfolio was paid to Robert Flemings Holdings Limited. For the fiscal year ended December 31, 1997, the Endeavor Opportunity Value Portfolio paid $23,636 in brokerage commissions and for the fiscal period ended December 31, 1997, the Endeavor Enhanced Index paid $9,494 in brokerage commissions.

         For a discussion regarding the use of the Fund's brokerage commissions to promote the distribution of the Fund's shares, see the section of the Prospectus titled "Management of the Fund -Brokerage Enhancement Plan."

                                  MANAGEMENT OF THE FUND

Trustees and Officers

  The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

                                                                              Principal
                                                      Position(s)             Occupation(s)
                                                      Held with               During Past
Name, Age and Address                                 Registrant              5 Years

*+Vincent J. McGuinness, Jr.                          President,              From July, 1997 to
(32)                                                  Trustee                 November, 1997, Executive

                                                                              Vice
                                                                              President
                                                                              Administration
                                                                              of
                                                                              Registrant;
                                                                              from
                                                                              September,
                                                                              1996
                                                                              to
                                                                              June,
                                                                              1997,
                                                                              Chief
                                                                              Financial
                                                                              Officer
                                                                              (Treasurer)
                                                                              of
                                                                              Registrant;
                                                                              from
                                                                              January,
                                                                              1997
                                                                              to
                                                                              December,
                                                                              1997,
                                                                              Executive
                                                                              Vice-President
                                                                              of
                                                                              Operations
                                                                              and
                                                                              since
                                                                              December,
                                                                              1997,
                                                                              Chief
                                                                              Operating
                                                                              Officer
                                                                              of
                                                                              Endeavor
                                                                              Group;
                                                                              from
                                                                              September,
                                                                              1996
                                                                              to
                                                                              June,
                                                                              1997,
                                                                              Chief
                                                                              Financial
                                                                              Officer,
                                                                              since
                                                                              May,
                                                                              1996,
                                                                              Director
                                                                              and
                                                                              since
                                                                              June,
                                                                              1997
                                                                              Executive
                                                                              Vice
                                                                              President
                                                                              -
                                                                              Administration
                                                                              of
                                                                              Endeavor
                                                                              Management
                                                                              Co.;
                                                                              since
                                                                              August,
                                                                              1996,
                                                                              Chief
                                                                              Financial
                                                                              Officer
                                                                              of
                                                                              VJM
                                                                              Corporation;
                                                                              from
                                                                              May,
                                                                              1996
                                                                              to
                                                                              January,
                                                                              1997,
                                                                              Executive
                                                                              Vice
                                                                              President
                                                                              and
                                                                              Director
                                                                              of
                                                                              Sales,
                                                                              Western
                                                                              Division
                                                                              of
                                                                              Endeavor
                                                                              Group;
                                                                              since
                                                                              May,
                                                                              1996,
                                                                              Chief
                                                                              Financial
                                                                              Officer
                                                                              of
                                                                              McGuinness
                                                                              &
                                                                              Associates;
                                                                              from
                                                                              July,
                                                                              1993
                                                                              to
                                                                              August,
                                                                              1995
                                                                              Rocky
                                                                              Mountain
                                                                              Regional
                                                                              Marketing
                                                                              Director
                                                                              for
                                                                              Endeavor
                                                                              Group.







                                                                              Principal
                                                      Position(s)             Occupation(s)
                                                      Held with               During Past
Name, Age and Address                                 Registrant              5 Years

*Vincent J. McGuinness (63)                           Trustee                 Chairman, Chief Executive
                                                                              Officer and Director of
                                                                              McGuinness & Associates,
                                                                              Endeavor Group, VJM
                                                                              Corporation (oil and gas),
                                                                              until July, 1996
                                                                              McGuinness Group
                                                                              (insurance marketing) and
                                                                              until January, 1994 Swift
                                                                              Energy Marketing Company
                                                                              and since September, 1988
                                                                              Endeavor Management Co.;
                                                                              President of VJM
                                                                              Corporation, Endeavor
                                                                              Management Co. and, since
                                                                              February, 1996, McGuinness
                                                                              & Associates.

Timothy A. Devine (63)                                Trustee                 Prior to September, 1993,
1424 Dolphin Terrace                                                          President and Chief
Corona del Mar, California                                                    Executive Officer, Devine
92625                                                                         Properties, Inc.  Since
                                                                              September, 1993, Vice
                                                                              President, Plant Control,
                                                                              Inc. (landscape
                                                                              contracting and
                                                                              maintenance).

Thomas J. Hawekotte (63)                              Trustee                 President, Thomas J.
1200 Lake Shore Drive                                                         Hawekotte, P.C. (law
Chicago, Illinois 60610                                                       practice).

Steven L. Klosterman (46)                             Trustee                 Since July, 1995,
5973 Avenida Encinas                                                          President of Klosterman
Suite 300                                                                     Capital Corporation
Carlsbad, California 92008                                                    (investment adviser);
                                                                              Investment Counselor,
                                                                              Robert J. Metcalf &
                                                                              Associates, Inc.
                                                                              (investment adviser) from
                                                                              August, 1990 to June,
                                                                              1995.






                                                                              Principal
                                                      Position(s)             Occupation(s)
                                                      Held with               During Past
Name, Age and Address                                 Registrant              5 Years
*Halbert D. Lindquist (52)
1650 E. Fort Lowell Road                              Trustee                 President, Lindquist
Tucson, Arizona 85719-2324                                                    Enterprises, Inc.
                                                                              (financial services) and
                                                                              since December, 1987
                                                                              Tucson Asset Management,
                                                                              Inc. (financial services),
                                                                              and since November, 1987,
                                                                              Presidio Government
                                                                              Securities, Incorporated
                                                                              (broker-dealer).

R. Daniel Olmstead, Jr. (66)                          Trustee                 Rancher until January,
2661 Point Del Mar                                                            1997.  Since January,
Corona Del Mar, California                                                    1997, real estate
92625                                                                         consultant.


Keith H. Wood (62)                                    Trustee                 Since 1972, Chairman and
39 Main Street                                                                Chief Executive Officer of
Chatham, New Jersey 07928                                                             Jamison, Eaton &
                                                                              Wood (investment adviser)
                                                                              and  from 1972
                                                                              to December, President of
                                                                              Ivory & Sime
                                                                              International, Inc.
                                                                              (investment adviser)


                                                      Trustee                 President, PFL Life
*William L. Busler (55)                                                       Insurance Company
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499






                                                                              Principal
                                                      Position(s)             Occupation(s)
                                                      Held with               During Past
Name, Age and Address                                 Registrant              5 Years

Michael J. Roland (39)                                Chief                   Since June, 1996, Chief
                                                      Financial               Financial Officer of
                                                      Officer                 Endeavor Group and
                                                      (Treasurer)             Endeavor Management Co;

                                                                              from
                                                                              January,
                                                                              1995
                                                                              to
                                                                              April,
                                                                              1997,
                                                                              Senior
                                                                              Vice
                                                                              President,
                                                                              Treasurer
                                                                              and
                                                                              Chief
                                                                              Financial
                                                                              Officer
                                                                              of
                                                                              Pilgrim
                                                                              America
                                                                              Group,
                                                                              Pilgrim
                                                                              America
                                                                              Investments,
                                                                              Inc.,
                                                                              Pilgrim
                                                                              America
                                                                              Securities
                                                                              and
                                                                              of
                                                                              each
                                                                              of
                                                                              the
                                                                              funds
                                                                              in
                                                                              the
                                                                              Pilgrim
                                                                              America
                                                                              Group
                                                                              of
                                                                              Funds;
                                                                              from
                                                                              July,
                                                                              1994
                                                                              to
                                                                              December,
                                                                              1994,
                                                                              partner
                                                                              at
                                                                              the
                                                                              consulting
                                                                              firm
                                                                              of
                                                                              Corporate
                                                                              Savings
                                                                              Group;
                                                                              from
                                                                              March,
                                                                              1992
                                                                              to
                                                                              June,
                                                                              1994,
                                                                              Vice
                                                                              President
                                                                              of
                                                                              PIMCO
                                                                              Advisors,
                                                                              LP
                                                                              and
                                                                              of
                                                                              the
                                                                              PIMCO
                                                                              Institutional
                                                                              Funds.

Pamela A. Shelton (48)                                Secretary               Since October, 1993,
                                                                              Executive Secretary to
                                                                              Chairman of the Board and
                                                                              Chief Executive Officer
                                                                              of, and since April, 1996,
                                                                              Secretary of McGuinness &
                                                                              Associates, Endeavor
                                                                              Group, VJM Corporation,
                                                                              McGuinness Group (until
                                                                              July, 1996) and Endeavor
                                                                              Management Co.; from July,
                                                                              1992 to October, 1993,
                                                                              Administrative Secretary,
                                                                              Mayor and City Council,
                                                                              City of Laguna Niguel,
                                                                              California.


* An "interested person" of the Fund as defined in the 1940 Act.
*+ Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

         No remuneration will be paid by the Fund to any Trustee or officer of the Fund who is affiliated with the Manager or the Advisers. Each Trustee who is not an affiliated person of the Manager or the Advisers will be reimbursed for out-of-pocket expenses and currently receives an annual fee of $10,000 and $500 for attendance at each Trustees' Board or committee meeting. Set forth below for each of the Trustees of the Fund is the aggregate compensation paid to such Trustees for the fiscal year ended December 31, 1997.


                                                             COMPENSATION TABLE

                                                                                Total
                                                                                Compensation
                                                                                From Fund
                                              Aggregate                         and Fund
Name of                                       Compensation                      Complex
Person                                        From Fund                         Paid to Trustees

Vincent J. McGuinness                         $   -                             $   -
Timothy A. Devine                              8,125                             8,125
Thomas J. Hawekotte                            8,125                             8,125
Steven L. Klosterman                           8,125                             8,125
Halbert D. Lindquist                           8,125                             8,125
R. Daniel Olmstead                             8,125                             8,125
Keith H. Wood                                  2,375                             2,375
Vincent J. McGuinness, Jr.    -                   -
William L. Busler                                 -                                 -

         The Agreement and Declaration of Trust of the Fund provides that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         As of the date of this Statement of Additional Information, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

The Manager

         The Management Agreement between the Fund and the Manager with respect to the Endeavor Money Market, Endeavor Asset Allocation and T. Rowe Price International Stock Portfolios was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" [as defined in the 1940 Act] of the Manager) on July 20, 1992, and by the shareholders of the Fund on November 23, 1992. With respect to the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on April 19, 1993 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios, on April 19, 1993. With respect to the Dreyfus U.S. Government Securities Portfolio, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on January 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the Dreyfus U.S. Government Securities Portfolio, on March 7, 1994. With respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on October 24, 1994 and by PFL Life Insurance Company, the sole shareholder of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, on November 1, 1994. With respect to the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios, the Management Agreement was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on August 13, 1996 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios, on August 26, 1996. With respect to the Endeavor Select 50 Portfolio, the Management Agreement, as amended, was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) at meetings held on August 4, 1997 and January 12, 1998 and by PFL Life Insurance Company, the sole shareholder of the Endeavor Select 50 Portfolio, on January 18, 1998. With respect to the Endeavor High Yield Portfolio, the Management Agreement, as amended, was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager) on May 11, 1998 and by PFL Life Insurance Company, the sole shareholder of the Endeavor High Yield Portfolio, on May , 1998. See "Organization and Capitalization of the Fund."

         The Management Agreement will continue in force for two years from its date, November 23, 1992 with respect to the Endeavor Money Market, Endeavor Asset Allocation and T. Rowe Price International Stock Portfolios, April 19, 1993 with respect to the Endeavor Value Equity and Dreyfus Small Cap Value Portfolios, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios, August 26, 1996 with respect to the Endeavor Opportunity Value and Endeavor Enhanced Index Portfolios, January 30, 1998, with respect to the Endeavor Select 50 Portfolio, May , 1998 with respect to the Endeavor High Yield Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Fund, or upon such shorter notice as may be mutually agreed upon. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Endeavor" may be withdrawn.

The Advisers


         Effective May 1, 1998, Morgan Stanley Asset Management Inc. became the Adviser of the Endeavor Money Market Portfolio and Endeavor Asset Allocation Portfolio. The Investment Advisory Agreements between the Manager and Morgan
Stanley Asset Management Inc. were approved by the Trustees of the Fund (including all the Trustees who are not "interested persons" of the Manager or of the Adviser) on February 23, 1998, and by the shareholders of the Fund on April 21, 1998. The Investment Advisory Agreements between the Manager and OpCap Advisors were last approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on April 8, 1997 with respect to the Endeavor Value Equity Portfolio and the Endeavor Opportunity Value Portfolio and by the shareholders of each Portfolio on June 18, 1997.

         The Investment Advisory Agreement between the Manager and The Boston Company Asset Management, Inc. was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on January 24, 1994 and by PFL Life Insurance Company as sole shareholder of the Dreyfus U.S. Government Securities Portfolio on March 7, 1994. The Investment Advisory Agreement was transferred to The Dreyfus Corporation effective May 1, 1996. The Investment Advisory Agreements between the Manager and T. Rowe Price Associates, Inc. were approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on October 24, 1994 and by PFL Life Insurance Company as sole shareholder of the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios on November 1, 1994. The Investment Advisory Agreement between the Manager and J.P. Morgan Investment Management Inc. was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 13, 1996 and by PFL Life Insurance Company as sole shareholder of the Endeavor Enhanced Index Portfolio on August 26, 1996. The Investment Advisory Agreement between the Manager and Montgomery Asset Management, LLC was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 4, 1997 and by PFL Life Insurance Company as sole shareholder of the Endeavor Select 50 Portfolio on January 18, 1998. Effective January 1, 1995, Price-Fleming became the Adviser of the T. Rowe Price International Stock Portfolio. The Investment Advisory Agreement with Price-Fleming for the T. Rowe Price International Stock Portfolio was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on December 19, 1994 and by shareholders of the Portfolio on March 24, 1995. Effective September 16, 1996, The Dreyfus Corporation became the Adviser of the Dreyfus Small Cap Value Portfolio. The Investment Advisory Agreement with The Dreyfus Corporation was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on August 13, 1996 and by the shareholders of the Portfolio on October 29, 1996. The Investment Advisory Agreement between the Manager and Massachusetts Financial Services Company was approved by the Trustees of the Fund (including all of the Trustees who are not "interested persons" of the Manager or of the Adviser) on May 11,

1998 and by PFL Life Insurance Company as sole shareholder of the Endeavor High Yield Portfolio on May , 1998. See "Organization and Capitalization of the Fund."

         Each agreement will continue in force for two years from its date, April 30, 1998 with respect to the Endeavor Money Market and Endeavor Asset Allocation Portfolios, April 19, 1993 with respect to the Endeavor Value Equity Portfolio, March 25, 1994 with respect to the Dreyfus U.S. Government Securities Portfolio, December 28, 1994 with respect to the T. Rowe Price Equity Income and
T. Rowe Price Growth Stock Portfolios, January 1, 1995 with respect to the T. Rowe Price International Stock Portfolio, September 16, 1996 with respect to the Dreyfus Small Cap Value Portfolio, November 4, 1996 with respect to the Endeavor Opportunity Value Portfolio, April 30, 1997 with respect to the Endeavor Enhanced Index Portfolio , January 30, 1998 with respect to the Endeavor Select 50 Portfolio and May , 1998 with respect to the Endeavor High Yield Portfolio, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 150 days' (90 days' with respect to the Endeavor Money Market, Endeavor Asset Allocation, Endeavor Enhanced Index , Endeavor Select 50 and Endeavor High Yield Portfolios) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.


         The following table shows the fees paid by each of the Portfolios and any fee waivers or reimbursements during the fiscal years ended December 31, 1995, December 31, 1996 and December 31, 1997.




                                                                                1997
                                                      Investment
                                                      Management                Investment                     Other
                                                      Fee                       Management                     Expenses
                                                      Paid                      Fee Waived                     Reimbursed

Endeavor Money Market
  Portfolio........                                   $  258,744                $---                           $  ---

Endeavor Asset
  Allocation
  Portfolio.......                                     2,057,590                ---                            ---

T. Rowe Price
  International
  Stock Portfolio.                                     1,404,553                ---                            ---

Endeavor Value
   Equity Portfolio.    1,367,432                     ---                       ---

Dreyfus Small
  Cap Value
  Portfolio.......                                       920,244                ---                            ---

Dreyfus U.S.
  Government
  Securities
  Portfolio.......                                       227,037

T. Rowe Price Income
  Portfolio........                                    1,073,258

T. Rowe Price Growth
  Stock Portfolio...                                   710,554

Endeavor Opportunity
  Value Portfolio...                                    97,611

Endeavor Enhanced Index
  Portfolio..........                                   50,159                    17,349



                                                                       1996
                                                      Investment              Investment
                                                      Management              Management             Other
                                                      Fee                     Fee                    Expenses
                                                      Paid                    Waived                 Reimbursed

Endeavor Money Market
  Portfolio.......                                    $   165,212             $ --                    --
Endeavor Asset
  Allocation
  Portfolio.......                                      1,639,338              --                     --





T. Rowe Price
  International
  Stock Portfolio.                                      1,015,179              --                     --
Endeavor Value Equity
  Portfolio.......                                        768,579              --                     --
Dreyfus Small
  Cap Value
  Portfolio.......                                        535,895              --                     --
Dreyfus U.S.
  Government
  Securities
  Portfolio.......                                        122,058              --                     --
T. Rowe Price
  Equity Income
  Portfolio.......                                        369,356              --                     --
T. Rowe Price
  Growth Stock
  Portfolio.......                                        313,356              --                     --
Endeavor Opportunity
  Value Portfolio*...                                         197              --                    2,802



                                                                        1995***
                                                      Investment              Investment
                                                      Management              Management              Other
                                                      Fee                     Fee                     Expenses
                                                      Paid                    Waived                  Reimbursed

Endeavor Money Market
  Portfolio.......                                    $  117,465              $  ---                  ---
Endeavor Asset
  Allocation
  Portfolio.......                                     1,388,652              ---                     ---
T. Rowe Price
  International
  Stock Portfolio.                                       759,830              ---                     ---
Endeavor Value Equity
  Portfolio.......                                       395,205              ---                     ---
Dreyfus Small Cap
  Value Portfolio.                                       339,672              ---                     ---
Dreyfus U.S.
  Government
  Securities
  Portfolio.......                                        42,531              ---                     ---
T. Rowe Price
  Equity Income
  Portfolio.......                                        70,664              ---                     ---
T. Rowe Price
  Growth Stock
  Portfolio.......                                        75,681              ---                     ---

---------------

* The information presented with respect to the Endeavor Enhanced Index Portfolio is for the period from May 2, 1997 (commencement of operations) to December 31, 1997.

** The information presented with respect to the Endeavor Opportunity Value Portfolio is for the period from November 18, 1996 (commencement of operations) to December 31, 1996.

*** The information presented for the T. Rowe Price Equity Income and T. Rowe Price Growth Stock Portfolios is for the period from January 3, 1995 (commencement of operations) to December 31, 1995.

                                         ---------------------------

         Each Investment Advisory Agreement provides that the Adviser shall not be subject to any liability to the Fund or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

                                REDEMPTION OF SHARES

         The Fund may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period
(1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

         The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                NET ASSET VALUE

         The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., New York City time), Monday through Friday, exclusive of national business holidays. The Fund will be closed on the following national business holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange or which are traded over-the-counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

         In the case of any securities which are not actively traded, reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

         If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Notwithstanding   the  foregoing,   short-term   debt  securities  with
maturities of 60 days or less will be valued at amortized cost.

         The Endeavor Money Market Portfolio's investment policies and method of securities valuation are intended to permit the Portfolio generally to maintain a constant net asset value of $1.00 per share by computing the net asset value per share to the nearest $.01 per share. The Portfolio is permitted to use the amortized cost method of valuation for its portfolio securities pursuant to regulations of the Securities and Exchange Commission. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. The net asset value per share would be subject to fluctuation upon any significant changes in the value of the Portfolio's securities. The value of debt securities, such as those in the Portfolio, usually reflects yields generally available on securities of similar yield, quality and duration. When such yields decline, the value of a portfolio holding such securities can be expected to decline. Although the Portfolio seeks to maintain the net asset value per share of the Portfolio at $1.00, there can be no assurance that net asset value will not vary.

         The Trustees of the Fund have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Trustees deem appropriate, of the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one half of one percent, the Trustees are required to promptly consider what action, if any, should be initiated.

         With respect to the Portfolios other than the Endeavor Money Market Portfolio, foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Fund's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

                                                                    TAXES

Federal Income Taxes

         Each Portfolio intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

         In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities;
(2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities).

         As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

         The Portfolios will not be subject to the 4% federal excise tax imposed on registered investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

         The Fund intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Fund and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts and the general account of PFL Life Insurance Company which provided the initial capital for the Portfolios of the Fund. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

         Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Fund. These requirements, which are in addition to the diversification requirements applicable to the Fund under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Fund may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Fund, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

                   ORGANIZATION AND CAPITALIZATION OF THE FUND

         The Fund is a Massachusetts business trust organized on November 18, 1988. A copy of the Fund's Agreement and Declaration of Trust, as amended, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


         The Trustees of the Fund have authority to issue an unlimited number of shares of beneficial interest without par value of one or more series. Currently, the Trustees have established and designated twelve series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Fund, which is separately managed and has its own investment objective and policies. The Trustees of the Fund have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Fund. The shares have no preemptive, conversion or subscription rights and are fully transferable.

         The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Fund's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Fund not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

         Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Fund to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Fund may appoint their successors until fewer than a majority of the Trustees have been elected by shareholders, at which time a meeting of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of two-thirds of the outstanding shares of the Fund, and holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Fund forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

         PFL will vote shares of the Fund as described under the caption "Voting Rights" in the prospectus or other material for the Contracts which accompanies the Prospectus.

         As of January 31, 1998, the PFL Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 67.05% of the Endeavor Money Market Portfolio; 92.87% of the Endeavor Asset Allocation Portfolio; 86.22% of the T. Rowe Price International Stock Portfolio; 82.54% of the Endeavor Value Equity Portfolio; 85.22% of the Dreyfus Small Cap Value Portfolio; 81.21% of the Dreyfus U.S. Government Securities Portfolio; 83.03% of the T. Rowe Price Equity Income Portfolio; 79.00% of the T. Rowe Price Growth Stock Portfolio; 80.31% of the Endeavor Opportunity Value Portfolio; and 77.66% of the Endeavor Enhanced Index Portfolio. As of January 31, 1998, the PFL Endeavor Platinum Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 31.63% of the Endeavor Money Market Portfolio; 5.76% of the Endeavor Asset Allocation Portfolio; 10.02% of the T. Rowe Price International Stock Portfolio; 14.50% of the Endeavor Value Equity Portfolio; 11.58% of the Dreyfus Small Cap Value Portfolio; 16.00% of the Dreyfus U.S. Government Securities Portfolio; 13.86% of the T. Rowe Price

Equity Income Portfolio; 17.46% of the T. Rowe Price Growth Stock Portfolio; 15.69% of the Endeavor Opportunity Value Portfolio; and 18.16% of the Endeavor Enhanced Index Portfolio. As of January 31, 1998, the AUSA Endeavor Variable Annuity Account owned of record the following approximate percentages of the outstanding shares of each Portfolio: 1.32% of the Endeavor Money Market Portfolio; 1.37% of the Endeavor Asset Allocation Portfolio; 3.61% of the T. Rowe Price International Stock Portfolio; 2.90% of the Endeavor Value Equity Portfolio; 2.99% of the Dreyfus Small Cap Value Portfolio; 2.79% of the Dreyfus U.S. Government Securities Portfolio; 2.92% of the T. Rowe Price Equity Income Portfolio; 3.30% of the T. Rowe Price Growth Stock Portfolio; 4.00% of the Endeavor Opportunity Value Portfolio; and 2.72% of the Endeavor Enhanced Index Portfolio. As of January 31, 1998, the Providian Life and Health Insurance Company Separate Account V owned of record the following approximate percentages of the outstanding shares of each Portfolio: 0.02% of the Dreyfus Small Cap Value Portfolio; 0.05% of the T. Rowe Price International Stock Portfolio; and 1.46% of the Endeavor Enhanced Index Portfolio.


         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts and obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholders held personally liable for obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

                                           LEGAL MATTERS

         Certain legal matters are passed on for the Fund by Sullivan & Worcester LLP of Washington, D.C.


                                     CUSTODIAN

         Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108, serves as the custodian of the Fund. Under the Custody Agreement, Boston Safe holds the Portfolios' securities and keeps all necessary records and documents.

                                    FINANCIAL STATEMENTS

     The financial statements of the Endeavor Money Market Portfolio, Endeavor Asset Allocation Portfolio, T. Rowe Price International Stock Portfolio, Endeavor Value Equity Portfolio, Dreyfus Small Cap Value Portfolio, Dreyfus U.S. Government Securities Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Growth Stock Portfolio, Endeavor Opportunity Value Portfolio and

Endeavor Enhanced Index Portfolio for the fiscal year ended December 31, 1997, including notes to the financial statements and supplementary information and the Independent Auditors' Report are included in the Fund's Annual Report to Shareholders. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Independent Auditors' Report) included in the Annual Report are incorporated herein by reference.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

         A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

         Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt- edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

         "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

         "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

IBCA Limited/IBCA Inc. Commercial Paper Ratings. Short-term obligations, including commercial paper, rated A-1+ by IBCA Limited or its affiliate IBCA Inc., are obligations supported by the highest capacity for timely repayment. Obligations rated A-1 have a very strong capacity for timely repayment. Obligations rated A-2 have a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Fitch Investors Service L.P. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

         Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                          ENDEAVOR SERIES TRUST

                                                 PART C

                                            Other Information

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

                           (a)      Financial Statements:


                                    Incorporated by reference in Part A:


                                            Audited Financial Highlights for the
                                            Endeavor   Money  Market   Portfolio
                                            (formerly,    TCW    Money    Market
                                            Portfolio),      Endeavor      Asset
                                            Allocation Portfolio( formerly,  TCW
                                            Managed Asset Allocation Portfolio),
                                            Endeavor   Value  Equity   Portfolio
                                            (formerly,  Value Equity Portfolio),
                                            Dreyfus  Small Cap Value  Portfolio,
                                            Dreyfus U.S.  Government  Securities
                                            Portfolio,     T.     Rowe     Price
                                            International  Stock  Portfolio,  T.
                                            Rowe Price Equity Income  Portfolio,
                                            T.   Rowe   Price    Growth    Stock
                                            Portfolio,    Endeavor   Opportunity
                                            Value      Portfolio      (formerly,
                                            Opportunity   Value  Portfolio)  and
                                            Endeavor  Enhanced  Index  Portfolio
                                            (formerly, Enhanced Index Portfolio)
                                            for the period  ended  December  31,
                                            1997.

                                    Incorporated by reference in Part B:

                                            The  following   audited   Financial
                                            Statements  for the  Endeavor  Money
                                            Market  Portfolio,   Endeavor  Asset
                                            Allocation Portfolio, Endeavor Value
                                            Equity Portfolio,  Dreyfus Small Cap
                                            Value   Portfolio,    Dreyfus   U.S.
                                            Government Securities Portfolio,  T.
                                            Rowe   Price   International   Stock
                                            Portfolio,   T.  Rowe  Price  Equity
                                            Income  Portfolio,   T.  Rowe  Price
                                            Growth  Stock  Portfolio,   Endeavor
                                            Opportunity   Value   Portfolio  and
                                            Endeavor  Enhanced  Index  Portfolio
                                            for the period  ended  December  31,
                                            1997 are incorporated by reference:

                                            Portfolio of Investments
                       Statement of Assets and Liabilities
                                            Statement of Operations
                       Statement of Changes in Net Assets
                          Notes to Financial Statements



                                    Incorporated by reference in Part C:

                                            Consent of Independent Auditors .


                           (b)      Exhibits:

                                    All  references  are  to  the   Registrant's
                                    registration statement on Form N-1A as filed with the SEC on March 7, 1989, File Nos. 33-27352 and 811-5780 (the "Registration Statement").

                             Exhibit No.               Description of Exhibits

                             (1)(a)                    Agreement and Declaration
                                                       of Trust is  incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No.     14     to     the
                                                       Registration Statement as
                                                       filed  with  the  SEC  on
                                                       April  29,  1996  ("Post-
                                                       Effective  Amendment  No.
                                                       14").

                             (1)(b)                    Amendment No. 1 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(c)                    Amendment No. 2 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(d)                    Amendment No. 3 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(e)                    Amendment No. 4 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 14

                             (1)(f)                    Amendment No. 5 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(g)                    Amendment No. 6 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (1)(h)                    Amendment No. 7 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 16 to the Registration
                                                       Statement as filed with the SEC on February 14,
                                                       1997 ("Post-Effective Amendment No. 16").

                             (1)(i)                    Amendment No. 8 to Agreement and Declaration of
                                                       Trust is incorporated by reference to Post-
                                                       Effective Amendment No. 21 to the Registration
                                                       Statement as filed with the SEC on December 19,
                                                       1997 ("Post-Effective Amendment No. 21").


                             (1)(j)                    Amendment No. 9 to Agreement and Declaration of
                                                       Trust is  incorporated by reference
                                                       to Post-Effective Amendment No. 22 to the
                                                       Registration Statement as filed with the SEC on
                                                       February 27, 1998 ("Post-Effective Amendment No.
                                                       22").


                                                                     -5-




                             (2)                       Amended and Restated By-Laws are incorporated by
                                                       reference to Post-Effective Amendment No. 14.

                             (3)                       Not Applicable.

                             (4)(a)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Domestic
                                                       Money  Market   Portfolio
                                                       (now  known  as  Endeavor
                                                       Money  Market  Portfolio)
                                                       is     incorporated    by
                                                       reference              to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (4)(b)                    Deleted

                             (4)(c)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Domestic
                                                       Managed Asset  Allocation
                                                       Portfolio  (now  known as
                                                       Endeavor Asset Allocation
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (4)(d)                    Deleted

                             (4)(e)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest  of  the  Global
                                                       Growth   Portfolio   (now
                                                       known  as T.  Rowe  Price
                                                       International       Stock
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 14.

                             (4)(f)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the Quest for
                                                       Value  Equity   Portfolio
                                                       (now  known  as  Endeavor
                                                       Value  Equity  Portfolio)
                                                       is     incorporated    by
                                                       reference              to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (4)(g)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the Quest for
                                                       Value Small Cap Portfolio
                                                       (now   known  as  Dreyfus
                                                       Small      Cap      Value
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 14.

                             (4)(h)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest   of  the   U.S.
                                                       Government     Securities
                                                       Portfolio  (now  known as
                                                       Dreyfus  U.S.  Government
                                                       Securities  Portfolio) is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (4)(i)                    Specimen certificate for shares of beneficial
                                                       interest of the T. Rowe Price Equity Income
                                                       Portfolio is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (4)(j)                    Specimen certificate for shares of beneficial
                                                       interest of the T. Rowe Price Growth Stock
                                                       Portfolio is incorporated by reference to Post-
                                                       Effective Amendment No. 14.


                                                                     -6-




                             (4)(k)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest      of      the
                                                       Opportunity         Value
                                                       Portfolio  (now  known as
                                                       Endeavor      Opportunity
                                                       Value    Portfolio)    is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment  No.  15 to the
                                                       Registration Statement as
                                                       filed  with  the  SEC  on
                                                       August 21,  1996  ("Post-
                                                       Effective  Amendment  No.
                                                       15").

                             (4)(l)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the  Enhanced
                                                       Index    Portfolio   (now
                                                       known     as     Endeavor
                                                       Enhanced            Index
                                                       Portfolio)is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 15.

                             (4)(m)                    Specimen  certificate for
                                                       shares   of    beneficial
                                                       interest of the Select 50
                                                       Portfolio  (now  known as
                                                       Endeavor     Select    50
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment  No.  18 to the
                                                       Registration Statement as
                                                       filed  with  the  SEC  on
                                                       July       18,       1997
                                                       ("Post-Effective
                                                       Amendment No. 18").


                             (4)(n)                    Speciment certificate for shares of beneficial
                                                       interest of the Endeavor High Yield Portfolio is
                                                       filed herein.


                             (5)(a)                    Management      Agreement
                                                       dated  November  23, 1992
                                                       between   Registrant  and
                                                       Endeavor       Investment
                                                       Advisers is  incorporated
                                                       by   reference  to  Post-
                                                       Effective  Amendment  No.
                                                       14.

                             (5)(a)(1)                 Supplement   dated  April
                                                       29,  1993  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect   to  Quest   for
                                                       Value  Equity   Portfolio
                                                       and Quest for Value Small
                                                       Cap      Portfolio     is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (5)(a)(2)                 Supplement   dated  March
                                                       25,  1994  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect      to      U.S.
                                                       Government     Securities
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (5)(a)(3)                 Supplement dated December
                                                       28,  1994  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect  to the  T.  Rowe
                                                       Price    Equity    Income
                                                       Portfolio   and  T.  Rowe
                                                       Price     Growth    Stock
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (5)(a)(4)                 Supplement to Management Agreement between
                                                       Registrant and Endeavor Investment Advisers with
                                                       respect to Opportunity Value Portfolio and

                                                                     -7-




                                                       Enhanced Index Portfolio is incorporated by
                                                       reference to Post-Effective Amendment No. 16.


                             (5)(a)(5)                 Supplement  to Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment  Advisers with
                                                       respect    to    Endeavor
                                                       Select    50    Portfolio
                                                       (formerly known as Select
                                                       50      Portfolio)     is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 22.

                             (5)(a)(6)                 Amendment  dated  January
                                                       28,  1998  to  Management
                                                       Agreement         between
                                                       Registrant  and  Endeavor
                                                       Investment   Advisers  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 22.

                             (5)(a)(7)                 Form  of   Supplement  to
                                                       Management      Agreement
                                                       between   Registrant  and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       Endeavor    High    Yield
                                                       Portfolio     is    filed
                                                       herein.


                             (5)(b)                    Deleted

                             (5)(c)                    Deleted

                             (5)(d)                    Deleted

                             (5)(e)                    Deleted

                             (5)(f)                    Investment       Advisory
                                                       Agreement  between  Quest
                                                       for  Value  Advisors  and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       Quest  for  Value  Equity
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (5)(g)                    Investment Advisory Agreement between The Boston
                                                       Company Asset Management, Inc. and Endeavor
                                                       Investment Advisers with respect to the U.S.
                                                       Government Securities Portfolio is incorporated
                                                       by reference to Post-Effective Amendment No. 14.

                             (5)(g)(1)                 Transfer  and  Assumption
                                                       of  Investment   Advisory
                                                       Agreement    among    The
                                                       Boston    Company   Asset
                                                       Management,   Inc.,   The
                                                       Dreyfus      Corporation,
                                                       Endeavor       Investment
                                                       Advisers  and  Registrant
                                                       with   respect   to   the
                                                       Dreyfus  U.S.  Government
                                                       Securities  Portfolio  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (5)(h)                    Investment Advisory Agreement between T. Rowe
                                                       Price Associates, Inc. and Endeavor Investment
                                                       Advisers with respect to the T. Rowe Price
                                                       Equity Income Portfolio is incorporated by
                                                       reference to Post-Effective Amendment No. 14.


                                                                     -8-




                             (5)(i)                    Investment Advisory Agreement between T. Rowe
                                                       Price Associates, Inc. and Endeavor Investment
                                                       Advisers with respect to the T. Rowe Price
                                                       Growth Stock Portfolio is incorporated by
                                                       reference to Post-Effective Amendment No. 14.

                             (5)(j)                    Investment Advisory Agreement between Rowe
                                                       Price-Fleming, International, Inc. and Endeavor
                                                       Investment Advisers with respect to the Global
                                                       Growth Portfolio is incorporated by reference to
                                                       Post-Effective Amendment No. 14.

                             (5)(k)                    Investment       Advisory
                                                       Agreement   between   The
                                                       Dreyfus  Corporation  and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       the  Dreyfus   Small  Cap
                                                       Value     Portfolio    is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 16.

                             (5)(l)                    Investment       Advisory
                                                       Agreement  between  OpCap
                                                       Advisors   and   Endeavor
                                                       Investment  Advisers with
                                                       respect       to      the
                                                       Opportunity         Value
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 16.


                             (5)(m)                     Investment Advisory Agreement between
                                                       J.P. Morgan Investment Management Inc. and
                                                       Endeavor Investment Advisers with respect to the
                                                       Enhanced Index Portfolio is

                                                       filed herein.

                             (5)(n)                    Investment       Advisory
                                                       Agreement         between
                                                       Montgomery          Asset
                                                       Management,    LLC    and
                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       the  Select 50  Portfolio
                                                       (now  known  as  Endeavor
                                                       Select 50  Portfolio)  is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 22.

                             (5)(o)                    Form of Investment Advisory Agreement between
                                                       Morgan Stanley Asset Management Inc. and
                                                       Endeavor Investment Advisers with respect to
                                                       Endeavor Money Market Portfolio is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.

                             (5)(p)                    Form of Investment Advisory Agreement between
                                                       Morgan Stanley Asset Management Inc. and
                                                       Endeavor Investment Advisers with respect to
                                                       Endeavor Asset Allocation Portfolio is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.

                             (5)(q)                    Form of Investment Advisory Agreement between
                                                       Massachusetts Financial Services Company and


                                                                     -9-





                                                       Endeavor       Investment
                                                       Advisers  with respect to
                                                       Endeavor    High    Yield
                                                       Portfolio     is    filed
                                                       herein.


                             (6)                       Participation Agreement between Registrant,
                                                       Endeavor Management Co. and PFL Life Insurance
                                                       Company is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (7)                       Not Applicable.

                             (8)(a)                    Custody Agreement between Registrant and Boston
                                                       Safe Deposit and Trust Company is incorporated
                                                       by reference to Post-Effective Amendment No. 14.

                             (8)(b)                    Supplement   dated  April
                                                       19,   1993   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the   Quest   for   Value
                                                       Equity    Portfolio   and
                                                       Quest for Value Small Cap
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (8)(c)                    Supplement dated December
                                                       30,   1994   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the T. Rowe Price  Equity
                                                       Income  Portfolio  and T.
                                                       Rowe Price  Growth  Stock
                                                       Portfolio is incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (8)(d)                    Supplement   dated  March
                                                       25,   1994   to   Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the    U.S.    Government
                                                       Securities  Portfolio  is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.

                             (8)(e)                    Supplement dated November
                                                       4,   1996   to    Custody
                                                       Agreement         between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the   Opportunity   Value
                                                       Portfolio   and  Enhanced
                                                       Index     Portfolio    is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 16.

                             (8)(f)                    Form  of   Supplement  to
                                                       Custody Agreement between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       the  Select 50  Portfolio
                                                       (formerly     known    as
                                                       Montgomery    Select   50
                                                       Portfolio)             is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 18.


                             (8)(g)                    Form  of   Supplement  to
                                                       Custody Agreement between
                                                       Registrant   and   Boston
                                                       Safe  Deposit  and  Trust
                                                       Company  with  respect to
                                                       Endeavor    High    Yield
                                                       Portfolio     is    filed
                                                       herein.



                                                                    -10-




                             (9)(a)                    Transfer Agency and Registrar Agreement between
                                                       Registrant and The Shareholder Services Group,
                                                       Inc. (now known as First Data Investor Services
                                                       Group, Inc.) is incorporated by reference to
                                                       Post-Effective Amendment No. 14.

                             (9)(b)                    License Agreement between Endeavor Management
                                                       Co. and Registrant is incorporated by reference
                                                       to Post-Effective Amendment No. 14.

                             (9)(b)(1)                 Amendment to License Agreement between Endeavor
                                                       Management Co. and Registrant is incorporated by
                                                       reference to Post-Effective Amendment No. 14.

                             (9)(c)                    Administration Agreement between Endeavor
                                                       Management Co. and The Boston Company Advisors,
                                                       Inc. is incorporated by reference to Post-
                                                       Effective Amendment No. 14.

                             (9)(c)(1)                 Supplement   dated  April
                                                       19,        1993        to
                                                       Administration  Agreement
                                                       between          Endeavor
                                                       Investment  Advisers  and
                                                       The    Boston     Company
                                                       Advisors,    Inc.,   with
                                                       respect  to the Quest for
                                                       Value  Equity   Portfolio
                                                       and Quest for Value Small
                                                       Cap      Portfolio     is
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment No. 14.


                             (9)(c)(2)                 Amendment No. 2 dated April 1, 1994 to
                                                       Administration Agreement between Endeavor
                                                       Investment Advisers and The Boston Company
                                                       Advisors, Inc. is  incorporated by
                                                       reference to Post-Effective Amendment No. 22.


                             (9)(c)(3)                 Consent to Assignment of Administration
                                                       Agreement dated May 4, 1994 between Endeavor
                                                       Investment Advisers and The Boston Company
                                                       Advisors, Inc. to The Shareholder Services
                                                       Group, Inc. (currently known as First Data
                                                       Investor Services Group, Inc.) is incorporated
                                                       by reference to Post-Effective Amendment No. 14

                             (9)(c)(4)                 Supplement dated October 24, 1994 to
                                                       Administration Agreement between Endeavor
                                                       Investment Advisers and The Shareholder Services
                                                       Group, Inc. (currently known as First Data
                                                       Investor Services Group, Inc.) with respect to
                                                       the T. Rowe Price Equity Income Portfolio and T.
                                                       Rowe Price Growth Stock Portfolio is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 14.


                                                                    -11-




                             (9)(c)(5)                 Supplement dated March 25, 1994 to
                                                       Administration Agreement between Endeavor
                                                       Investment Advisers and The Boston Company
                                                       Advisors, Inc. (currently known as First Data
                                                       Investor Services Group, Inc.) with respect to
                                                       the U.S. Government Securities Portfolio is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 14.

                             (9)(c)(6)                 Amendment No. 3 dated July 1, 1996 to
                                                       Administration Agreement between Endeavor
                                                       Investment Advisers and First Data Investor
                                                       Services Group, Inc. is incorporated by
                                                       reference to Post-Effective Amendment No. 16.


                             (9)(c)(7)                 Supplement dated November
                                                       4, 1996 to Administration
                                                       Agreement         between
                                                       Endeavor       Investment
                                                       Advisers  and First  Data
                                                       Investor  Services Group,
                                                       Inc.   with   respect  to
                                                       Opportunity         Value
                                                       Portfolio   and  Enhanced
                                                       Index     Portfolio    is
                                                       incorporated by reference
                                                       to    Post-     Effective
                                                       Amendment No. 22.

                             (9)(c)(8)                 Amendment No. 4 dated July 1, 1997 to
                                                       Administration Agreement between Endeavor
                                                       Investment Advisers and First Data Investor
                                                       Services Group, Inc. is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.

                             (9)(c)(9)                 Amended and Restated Administration Agreement
                                                       dated as of July 1, 1997 between Endeavor
                                                       Investment Advisers and First Data Investor
                                                       Services Group, Inc. is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.

                             (9)(c)(10)                Supplemented dated January 28, 1998 to
                                                       Administration Agreement between Endeavor
                                                       Investment Advisers and First Data Investor
                                                       Services Group, Inc. with respect to Endeavor
                                                       Select 50 Portfolio is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.

                             (9)(c)(11)                Amendment No. 5 to Administration Agreement
                                                       dated January 28, 1998 between Endeavor
                                                       Investment Advisers and First Data Investor
                                                       Services Group, Inc. is incorporated by
                                                       reference to Post-Effective Amendment No. 22.



                                                                    -12-





                             (9)(c)(12)                Form of  Amendment  No. 1
                                                       to Amended  and  Restated
                                                       Administration  Agreement
                                                       dated as of July 1,  1997
                                                       with  respect to Endeavor
                                                       High Yield  Portfolio  is
                                                       filed herein.


                             (10)                      Not Applicable.


                             (11)                      Consent of Independent Auditors is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.


                             (12)                      Not Applicable.

                             (13)                      Subscription    Agreement
                                                       between   Registrant  and
                                                       PFL    Life     Insurance
                                                       Company  is  incorporated
                                                       by      reference      to
                                                       Post-Effective  Amendment
                                                       No. 14.

                             (14)                      Not Applicable.

                             (15)(a)                   Brokerage Enhancement Plan incorporated by
                                                       reference to Post-Effective Amendment No. 21.


                             (15)(b)                   Form of Distribution Agreement between the
                                                       Registrant and Endeavor Group is

                                                       filed herein.


                             (16)                      Not Applicable.

                             (17)                      Not Applicable.


                             (18)                      Financial Data Schedule is
                                                       incorporated by reference to Post-Effective
                                                       Amendment No. 22.

                             (19)                      Powers  of  Attorney  are
                                                       incorporated by reference
                                                       to         Post-Effective
                                                       Amendment Nos. 14, 16, 18
                                                       , 20 and 22.



Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of the effective date of this Post-Effective Amendment, PFL Life Insurance Company's separate accounts, PFL Endeavor Variable Annuity Account, PFL Endeavor Platinum Variable Annuity Account and PFL Variable Annuity Account A, AUSA Life Insurance Company's separate account, AUSA Endeavor Variable Annuity Account, one of Providian Life and Health Insurance Company's separate accounts, Providian Life and Health Insurance Company Separate Account V, and one of First Providian Life and Health Insurance Company's separate accounts, First Providian Life and Health Insurance Company Separate Account C, held all the outstanding shares of the Registrant. PFL Life Insurance Company, a stock life insurance company organized under the laws of the State of Iowa, AUSA Life Insurance Company, a stock life insurance company organized under the laws of the State of New York, Providian Life and Health Insurance Company, a stock life insurance company organized under the laws of Missouri, and First Providian Life and Health Insurance Company, a stock life insurance company organized under the laws of New York, are each wholly-owned indirect subsidiaries of AEGON USA, Inc., an Iowa corporation. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of The Netherlands.

Item 26.          NUMBER OF HOLDERS OF SECURITIES


         Set forth below are the number of record holders, as of February 28, 1998, of the shares of beneficial interest of the Registrant.



                                                         Number of
                                                         Record
                  Title of Class                         Holders

Shares of Beneficial Interest of the
  Endeavor Money Market Portfolio............................3

Shares of Beneficial Interest of the
  Endeavor Asset Allocation
  Portfolio..................................................3

Shares of Beneficial Interest of the
  Endeavor Value Equity Portfolio............................3

Shares of Beneficial Interest of the
  Dreyfus Small Cap Value Portfolio..........................5

Shares of Beneficial Interest of the
  Dreyfus U.S. Government Securities
  Portfolio..................................................3

Shares of Beneficial Interest of the
  T. Rowe Price International Stock
  Portfolio..................................................4

Shares of Beneficial Interest of the
  T. Rowe Price Equity Income Portfolio......................3

Shares of Beneficial Interest of the
  T. Rowe Price Growth Stock Portfolio.......................3

Shares of Beneficial Interest of the
  Endeavor Opportunity Value Portfolio.......................3

Shares of Beneficial Interest of the
  Endeavor Enhanced Index Portfolio. . . . . 4

Shares of Beneficial Interest of the
  Endeavor Select 50 Portfolio..............................1


Shares of Beneficial Interest of the
  Endeavor High Yield Portfolio.............................0



Item 27.  INDEMNIFICATION

         Reference is made to the following documents:

               Agreement and Declaration of Trust, as amended, as filed as Exhibits 1(a) - 1(j) hereto;

                  Amended and Restated By-Laws as filed as Exhibit 2 hereto; and

               Participation Agreement between Registrant, Endeavor Management Co. and PFL Life Insurance Company as filed as Exhibit 6 hereto.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Registrant, its Trustees and officers, Endeavor Investment Advisers (the "Manager"), and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and the Manager within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 28.  (a)         Business and Other Connections of the Investment Adviser

                  Investment Adviser - Endeavor Investment Advisers

                  The Manager is a registered investment adviser providing investment management and administrative services to the Registrant.

                  The list required by this Item 28 of partners and their officers and directors of the Manager together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule B and D of Form ADV filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-41827).

Item 28.          (a)      Business and Other Connections of Investment Adviser

                  Investment Adviser - Morgan Stanley Asset Management Inc.

      Morgan Stanley Asset Management Inc. ("Morgan Stanley") is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover and Co. Morgan Stanley provides a broad range of portfolio management services to customers in the United States and abroad.

                  The list required by this Item 28 of officers and directors of Morgan Stanley, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan Stanley pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-15757).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - OpCap Advisors

                  OpCap Advisors ("OpCap") is an indirect subsidiary of PIMCO Advisors L.P., a registered investment adviser, which provides a variety of investment management services for clients. OpCap manages registered investment companies other than certain Portfolios of the Registrant.

                  The list required by this Item 28 of the officers and directors of OpCap, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules D and F of Form ADV filed by OpCap pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-27180).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - The Dreyfus Corporation

                  The Dreyfus Corporation ("Dreyfus") is a wholly owned subsidiary of Mellon Bank, N.A. Dreyfus is a registered investment adviser founded in 1947 providing a variety of investment management services for clients.

                  The list required by this Item 28 of the officers and directors of Dreyfus, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Dreyfus pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-8147).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - T. Rowe Price Associates, Inc.

     T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of
T. Rowe Price together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by T. Rowe Price pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-856).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - Rowe Price-Fleming International, Inc.

     Rowe Price-Fleming International, Inc. ("Price-Fleming") is a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, Seoul, Teipi, Bombay, Jakarta, Singapore, Bankok and Johannesburg.

                  The list required by this Item 28 of officers and directors of Price- Fleming, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Price-Fleming pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-14714).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - J.P. Morgan Investment Management Inc.

     J.P. Morgan Investment Management Inc. ("Morgan") manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

                  The list required by this Item 28 of officers and directors of Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Morgan pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-21011).

Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - Montgomery Asset Management, LLC

                  Montgomery Asset Management, LLC ("Montgomery") serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

                  The list required by this Item 28 of officers and directors of Montgomery together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Montgomery pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-36790).


Item 28           (a)      Business and Other Connections of Investment Adviser
                           ----------------------------------------------------

                  Investment Adviser - Massachusetts Financial Services Company

                  Massachusetts Financial Services Company ("MFS") serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

                  The list required by this Item 28 of officers and directors of MFS together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by MFS pursuant to the Investment Advisers Act of 1940 (SEC file No. 801-17352).


Item 29           Principal Underwriter

                  (a)      Inapplicable

                  (b)      Officers and Directors of Endeavor Group



                                                  Positions and                          Positions and
Name and Principal                                Offices With                           Offices with
Business Address                                  Underwriter                            Registrant

Vincent J. McGuinness                             Chairman, Chief                        Trustee
                                                  Executive Officer,
                                                  Director


                                                                    -18-




                                                  Positions and                          Positions and
Name and Principal                                Offices With                           Offices with
Business Address                                  Underwriter                            Registrant

Vincent J. McGuinness,                            Chief Operating                        President,
Jr.                                               Officer, Director                      Trustee


Michael J. Roland                                 Chief Financial                        Chief
                                                  Officer                                Financial
                                                                                         Officer
                                                                                         (Treasurer)

Pamela A. Shelton                                 Secretary                              Secretary


George F. Veazey, III                             President, National                      ---
                                                  Distribution

Stephen Clifford                                  Executive Vice                           ---
                                                  President, Director
                                                  of Sales - Eastern
                                                  Division

Ernst Bergman                                     Senior Vice                              ---
                                                  President, Western
                                                  Division

Gullermo Nodarse                                  Senior Vice                              ---
                                                  President, Director
                                                  - National Partner
                                                  Companies

Joel Z. Horsager                                  Vice President,                          ---
                                                  Chief Marketing
                                                  Officer

Roseann Morrison                                  Vice President,                          ---
                                                  National Accounts
                                                  Coordinator


                                                                    -19-




                                                  Positions and                          Positions and
Name and Principal                                Offices With                           Offices with
Business Address                                  Underwriter                            Registrant

Kevin J. Grant                                    Vice President and                       ---
                                                  Chief Information
                                                  Officer

         The principal business address of each officer and director is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

                  (c)      Inapplicable

Item 30           Location of Accounts and Records
                  --------------------------------


                  The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625 as well as at the offices of its investment advisers and administrator: Morgan Stanley Asset Management Inc., 1999 Avenue of the Stars, Los Angeles, California 90067; OpCap Advisors, c/o Oppenheimer Capital, One World Financial Center, New York, New York 10281; The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Rowe Price-Fleming International, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; J.P. Morgan Investment Management Inc., 522 Fifth Avenue, New York, New York 10036; Montgomery Asset Management, LLC, 101 California Street, San Francisco, California 94111; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; and First Data Investor Services Group, Inc. ("Investor Services Group") (formerly, The Shareholder Services Group, Inc.), a subsidiary of First Data Corporation, located at 53 State Street, One Exchange Place, Boston, Massachusetts 02109. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's transfer agent and dividend disbursing agent, Investor Services Group and the Registrant's custodian, Boston Safe Deposit and Trust Company, located at One Boston Place, Boston, Massachusetts 02108.


Item 31           Management Services

                  None

Item 32           Undertakings

                  (a)      Inapplicable


                  (b)  The  Registrant   undertakes  to  file  a  post-effective
amendment, using financial statements for its Endeavor High Yield Portfolio, which financial statements need not be certified, within four to six months from the commencement of operations of the Portfolio.


                  (c) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, ENDEAVOR SERIES TRUST, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Corona del Mar, State of California on the 18th day of March, 1998.


                                ENDEAVOR SERIES TRUST
                                         Registrant


                                By: /s/Vincent J. McGuinness, Jr.*
                                    Vincent J. McGuinness, Jr.
                                    President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                         Title                                    Date


/s/Vincent J. McGuinness, Jr.*                    President                                March
------------------------------
Vincent J. McGuinness, Jr.                        (Principal executive                     19, 1998

                                                  officer)


/s/Michael J. Roland*                             Chief Financial
Michael J. Roland                                 Officer                                   March 19, 1998

                                                  (Treasurer) (principal
                                                  financial and
                                                  accounting officer)


/s/Vincent J. McGuinness*                         Trustee
Vincent J. McGuinness                                                                       March 19, 1998

/s/Timothy A. Devine*                             Trustee
Timothy A. Devine                                                                           March 19, 1998

/s/Thomas J. Hawekotte*                           Trustee
Thomas J. Hawekotte                                                                         March 19, 1998




                                                                    -22-




Signature                                         Title                                    Date
/s/Steven L. Klosterman*                          Trustee
Steven L. Klosterman                                                                        March 19, 1998

/s/Halbert D. Lindquist*                          Trustee
Halbert D. Lindquist                                                                        March 19, 1998

/s/R. Daniel Olmstead*                            Trustee
R. Daniel Olmstead                                                                          March 19, 1998

/s/Keith H. Wood*                                 Trustee
Keith H. Wood                                                                               March 19, 1998

/s/William L. Busler*                             Trustee
Wiliam L. Busler                                                                            March 19, 1998





* By: /s/Robert N. Hickey
         Robert N. Hickey
         Attorney-in-fact